UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:           301-296-5100

Date of fiscal year end:           December 31

Date of reporting period:           September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 42.0%
Information Technology - 8.5%
Apple, Inc.	4,110	$2,742,438
Microsoft Corp.	33,106	985,897
International Business Machines Corp.	4,713	977,711
Google, Inc. — Class A*	1,159	874,466
Oracle Corp.	16,709	526,166
Intel Corp.	21,953	497,895
QUALCOMM, Inc.	7,470	466,801
Cisco Systems, Inc.	23,212	443,117
Visa, Inc. — Class A	2,291	307,635
EMC Corp.*	9,203	250,967
eBay, Inc.*	5,091	246,455
Mastercard, Inc. — Class A	474	214,002
Accenture plc — Class A	2,785	195,034
Hewlett-Packard Co.	8,627	147,176
Texas Instruments, Inc.	4,994	137,585
Automatic Data Processing, Inc.	2,129	124,887
Cognizant Technology Solutions Corp. — Class A*	1,310	91,595
Corning, Inc.	6,533	85,909
Salesforce.com, Inc.*	561	85,658
Broadcom Corp. — Class A	2,254	77,943
Yahoo!, Inc.*	4,574	73,070
Intuit, Inc.	1,211	71,304
Adobe Systems, Inc.*	2,156	69,984
TE Connectivity Ltd.	1,878	63,871
Motorola Solutions, Inc.	1,256	63,491
Dell, Inc.	6,393	63,035
Citrix Systems, Inc.*	823	63,017
Applied Materials, Inc.	5,429	60,615
Teradata Corp.*	741	55,879
Symantec Corp.*	3,084	55,512
NetApp, Inc.*	1,597	52,509
Analog Devices, Inc.	1,313	51,456
Red Hat, Inc.*	849	48,342
Western Union Co.	2,643	48,155
Seagate Technology plc	1,551	48,081
Altera Corp.	1,402	47,647
Paychex, Inc.	1,420	47,272
SanDisk Corp.*	1,060	46,036
Fiserv, Inc.*	595	44,048
Xerox Corp.	5,735	42,095
Amphenol Corp. — Class A	701	41,275
Juniper Networks, Inc.*	2,310	39,524
CA, Inc.	1,502	38,699
Xilinx, Inc.	1,149	38,388
Western Digital Corp.	976	37,800
NVIDIA Corp.*	2,713	36,191
F5 Networks, Inc.*	342	35,807
KLA-Tencor Corp.	733	34,968
Fidelity National Information Services, Inc.	1,095	34,186
Autodesk, Inc.*	999	33,337
VeriSign, Inc.*	684	33,304
Linear Technology Corp.	1,008	32,105
Akamai Technologies, Inc.*	782	29,919
Microchip Technology, Inc.	853	27,927
BMC Software, Inc.*	644	26,720
Micron Technology, Inc.*	4,461	26,699
Lam Research Corp.*	800	25,428
Harris Corp.	496	25,405
Computer Sciences Corp.	680	21,903
Electronic Arts, Inc.*	1,400	17,766
LSI Corp.*	2,446	16,902
Total System Services, Inc.	713	16,898
Molex, Inc.	604	15,873
Jabil Circuit, Inc.	819	15,332
SAIC, Inc.	1,241	14,942
FLIR Systems, Inc.	663	13,243
JDS Uniphase Corp.*	1,016	12,583
Teradyne, Inc.*	818	11,632
Advanced Micro Devices, Inc.*	2,635	8,880
Lexmark International, Inc. — Class A	309	6,875
First Solar, Inc.*	263	5,824
Total Information Technology		11,371,091
Financials - 6.1%
Wells Fargo & Co.	21,553	744,226
Berkshire Hathaway, Inc. — Class B*	8,046	709,658
JPMorgan Chase & Co.	16,663	674,519
Citigroup, Inc.	12,865	420,943
Bank of America Corp.	47,281	417,491
U.S. Bancorp	8,318	285,307
American Express Co.	4,327	246,034
Goldman Sachs Group, Inc.	1,977	224,745
Simon Property Group, Inc.	1,329	201,756
American International Group, Inc.*	5,121	167,917
MetLife, Inc.	4,660	160,583
PNC Financial Services Group, Inc.	2,324	146,645
Capital One Financial Corp.	2,545	145,090
American Tower Corp. — Class A	1,731	123,576
Bank of New York Mellon Corp.	5,178	117,127
Travelers Companies, Inc.	1,688	115,223
ACE Ltd.	1,483	112,115
Prudential Financial, Inc.	2,046	111,527
BB&T Corp.	3,063	101,569
Morgan Stanley	6,067	101,562
BlackRock, Inc. — Class A	557	99,314
Aflac, Inc.	2,054	98,346
Discover Financial Services	2,259	89,750
Chubb Corp.	1,166	88,942
State Street Corp.	2,102	88,200
Public Storage	629	87,538
Allstate Corp.	2,128	84,290
HCP, Inc.	1,885	83,845
Marsh & McLennan Companies, Inc.	2,386	80,957
Ventas, Inc.	1,293	80,489
CME Group, Inc. — Class A	1,342	76,897
Equity Residential	1,318	75,824
Franklin Resources, Inc.	606	75,792
Aon plc	1,414	73,938
Boston Properties, Inc.	658	72,781

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 42.0% (continued)
Financials - 6.1% (continued)
Prologis, Inc.	2,016	$70,620
T. Rowe Price Group, Inc.	1,114	70,516
SunTrust Banks, Inc.	2,366	66,887
Fifth Third Bancorp	4,032	62,536
Weyerhaeuser Co.	2,361	61,717
Charles Schwab Corp.	4,809	61,507
Vornado Realty Trust	742	60,139
AvalonBay Communities, Inc.	427	58,068
Health Care REIT, Inc.	1,000	57,750
Loews Corp.	1,375	56,733
Ameriprise Financial, Inc.	925	52,438
Progressive Corp.	2,459	51,000
Host Hotels & Resorts, Inc.	3,168	50,846
M&T Bank Corp.	528	50,244
Invesco Ltd.	1,948	48,681
Regions Financial Corp.	6,201	44,709
Northern Trust Corp.	960	44,558
IntercontinentalExchange, Inc.*	316	42,158
Moody's Corp.	849	37,500
Hartford Financial Services Group, Inc.	1,907	37,072
Kimco Realty Corp.	1,790	36,283
KeyCorp	4,143	36,210
Principal Financial Group, Inc.	1,217	32,786
SLM Corp.	2,059	32,367
XL Group plc — Class A	1,341	32,224
Plum Creek Timber Company, Inc.	704	30,863
Lincoln National Corp.	1,225	29,633
NYSE Euronext	1,079	26,597
Comerica, Inc.	849	26,361
Huntington Bancshares, Inc.	3,764	25,972
CBRE Group, Inc. — Class A*	1,325	24,393
Cincinnati Financial Corp.	642	24,325
Unum Group	1,229	23,621
Torchmark Corp.	419	21,516
Leucadia National Corp.	868	19,747
People's United Financial, Inc.	1,537	18,659
Zions Bancorporation	812	16,772
Apartment Investment & Management Co. — Class A	643	16,712
Hudson City Bancorp, Inc.	2,085	16,597
Assurant, Inc.	356	13,279
Legg Mason, Inc.	527	13,006
NASDAQ OMX Group, Inc.	520	12,113
Genworth Financial, Inc. — Class A*	2,160	11,297
First Horizon National Corp.	1,089	10,487
E*TRADE Financial Corp.*	1,128	9,938
Federated Investors, Inc. — Class B	409	8,462
Total Financials		8,240,415
Health Care - 5.0%
Johnson & Johnson	12,096	833,535
Pfizer, Inc.	32,773	814,409
Merck & Company, Inc.	13,361	602,581
Abbott Laboratories	6,884	471,967
Amgen, Inc.	3,381	285,086
UnitedHealth Group, Inc.	4,534	251,229
Bristol-Myers Squibb Co.	7,368	248,670
Express Scripts Holding Co.*	3,559	223,044
Gilead Sciences, Inc.*	3,316	219,950
Eli Lilly & Co.	4,484	212,586
Medtronic, Inc.	4,476	193,004
Biogen Idec, Inc.*	1,037	154,752
Baxter International, Inc.	2,404	144,865
Celgene Corp.*	1,893	144,625
Covidien plc	2,108	125,257
Allergan, Inc.	1,348	123,450
Alexion Pharmaceuticals, Inc.*	850	97,240
Thermo Fisher Scientific, Inc.	1,604	94,363
McKesson Corp.	1,035	89,040
Intuitive Surgical, Inc.*	177	87,727
WellPoint, Inc.	1,427	82,780
Stryker Corp.	1,269	70,633
Becton Dickinson and Co.	876	68,819
Cigna Corp.	1,260	59,434
Agilent Technologies, Inc.	1,533	58,944
Cardinal Health, Inc.	1,493	58,182
Aetna, Inc.	1,466	58,054
St. Jude Medical, Inc.	1,377	58,013
Edwards Lifesciences Corp.*	511	54,866
Zimmer Holdings, Inc.	762	51,526
Humana, Inc.	705	49,456
Cerner Corp.*	635	49,155
Watson Pharmaceuticals, Inc.*	561	47,775
Perrigo Co.	386	44,842
Quest Diagnostics, Inc.	701	44,464
Mylan, Inc.*	1,781	43,456
AmerisourceBergen Corp. — Class A	1,108	42,891
Laboratory Corporation of America Holdings*	420	38,837
DaVita, Inc.*	374	38,750
Life Technologies Corp.*	769	37,589
Forest Laboratories, Inc.*	1,026	36,536
CR Bard, Inc.	342	35,790
Boston Scientific Corp.*	6,228	35,749
Waters Corp.*	385	32,082
Varian Medical Systems, Inc.*	486	29,316
CareFusion Corp.*	974	27,652
Coventry Health Care, Inc.	587	24,472
Hospira, Inc.*	724	23,762
DENTSPLY International, Inc.	620	23,647
PerkinElmer, Inc.	496	14,617
Patterson Companies, Inc.	373	12,772
Tenet Healthcare Corp.*	1,825	11,443
Total Health Care		6,783,684
Energy - 4.7%
Exxon Mobil Corp.	20,255	1,852,320
Chevron Corp.	8,608	1,003,348
Schlumberger Ltd.	5,822	421,104
Occidental Petroleum Corp.	3,552	305,685
ConocoPhillips	5,329	304,713
Anadarko Petroleum Corp.	2,192	153,265
National Oilwell Varco, Inc.	1,871	149,886
Apache Corp.	1,712	148,037
Halliburton Co.	4,066	136,984

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 42.0% (continued)
Energy - 4.7% (continued)
EOG Resources, Inc.	1,188	$133,115
Phillips 66	2,752	127,610
Devon Energy Corp.	1,651	99,886
Williams Companies, Inc.	2,744	95,957
Marathon Oil Corp.	3,095	91,519
Kinder Morgan, Inc.	2,505	88,978
Baker Hughes, Inc.	1,929	87,249
Spectra Energy Corp.	2,860	83,970
Marathon Petroleum Corp.	1,483	80,957
Valero Energy Corp.	2,417	76,571
Noble Energy, Inc.	778	72,128
Hess Corp.	1,304	70,051
Cameron International Corp.*	1,081	60,612
Pioneer Natural Resources Co.	541	56,480
Ensco plc — Class A	1,018	55,542
Southwestern Energy Co.*	1,523	52,970
Range Resources Corp.	710	49,608
FMC Technologies, Inc.*	1,046	48,430
Murphy Oil Corp.	810	43,489
Chesapeake Energy Corp.	2,277	42,967
Cabot Oil & Gas Corp.	920	41,308
Noble Corp.	1,108	39,644
Equities Corp.	658	38,822
CONSOL Energy, Inc.	1,002	30,110
Denbury Resources, Inc.*	1,715	27,714
Peabody Energy Corp.	1,176	26,213
Tesoro Corp.	615	25,769
QEP Resources, Inc.	780	24,695
Helmerich & Payne, Inc.	464	22,091
Sunoco, Inc.	457	21,401
Diamond Offshore Drilling, Inc.	305	20,072
Newfield Exploration Co.*	589	18,447
Rowan Companies plc — Class A*	545	18,405
Nabors Industries Ltd.*	1,278	17,930
WPX Energy, Inc.*	877	14,549
Alpha Natural Resources, Inc.*	968	6,360
Total Energy		6,386,961
Consumer Discretionary - 4.6%
Comcast Corp. — Class A	11,742	420,011
Walt Disney Co.	7,870	411,443
McDonald's Corp.	4,424	405,901
Amazon.com, Inc.*	1,585	403,098
Home Depot, Inc.	6,614	399,287
News Corp. — Class A	8,932	219,102
Time Warner, Inc.	4,160	188,573
Target Corp.	2,871	182,223
Starbucks Corp.	3,334	169,201
Ford Motor Co.	16,729	164,948
NIKE, Inc. — Class B	1,615	153,280
Lowe's Companies, Inc.	5,004	151,321
DIRECTV*	2,755	144,527
TJX Companies, Inc.	3,226	144,493
Priceline.com, Inc.*	217	134,264
Yum! Brands, Inc.	1,995	132,348
Time Warner Cable, Inc.	1,344	127,761
Viacom, Inc. — Class B	2,077	111,306
CBS Corp. — Class B	2,612	94,894
Johnson Controls, Inc.	2,996	82,091
Carnival Corp.	1,959	71,385
Coach, Inc.	1,250	70,024
McGraw-Hill Companies, Inc.	1,232	67,255
Macy's, Inc.	1,766	66,437
Discovery Communications, Inc. — Class A*	1,084	64,639
Bed Bath & Beyond, Inc.*	1,015	63,945
Ross Stores, Inc.	982	63,437
AutoZone, Inc.*	165	60,996
VF Corp.	382	60,876
Omnicom Group, Inc.	1,165	60,067
Mattel, Inc.	1,494	53,007
Limited Brands, Inc.	1,045	51,477
Starwood Hotels & Resorts Worldwide, Inc.	858	49,730
Dollar Tree, Inc.*	1,011	48,806
Kohl's Corp.	947	48,505
The Gap, Inc.	1,308	46,800
O'Reilly Automotive, Inc.*	522	43,650
Marriott International, Inc. — Class A	1,105	43,206
Chipotle Mexican Grill, Inc. — Class A*	135	42,868
Harley-Davidson, Inc.	1,000	42,370
Genuine Parts Co.	682	41,622
Ralph Lauren Corp. — Class A	268	40,530
Wynn Resorts Ltd.	350	40,404
Nordstrom, Inc.	670	36,971
BorgWarner, Inc.*	504	34,831
Staples, Inc.	2,991	34,457
Wyndham Worldwide Corp.	624	32,748
Tiffany & Co.	522	32,301
Darden Restaurants, Inc.	558	31,109
Family Dollar Stores, Inc.	426	28,244
CarMax, Inc.*	998	28,243
Whirlpool Corp.	335	27,775
DR Horton, Inc.	1,216	25,098
Lennar Corp. — Class A	713	24,791
Newell Rubbermaid, Inc.	1,268	24,206
Expedia, Inc.	411	23,772
Scripps Networks Interactive, Inc. — Class A	379	23,206
PulteGroup, Inc.*	1,482	22,971
Interpublic Group of Companies, Inc.	1,914	21,284
Fossil, Inc.*	244	20,667
H&R Block, Inc.	1,191	20,640
Best Buy Company, Inc.	1,167	20,061
Hasbro, Inc.	511	19,505
Gannett Company, Inc.	1,015	18,016
Urban Outfitters, Inc.*	479	17,991
TripAdvisor, Inc.*	481	15,839
Leggett & Platt, Inc.	617	15,456
International Game Technology	1,172	15,341
JC Penney Company, Inc.	625	15,181
Cablevision Systems Corp. — Class A	943	14,947

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 42.0% (continued)
Consumer Discretionary - 4.6% (continued)
Harman International Industries, Inc.	295	$13,617
Netflix, Inc.*	247	13,447
Goodyear Tire & Rubber Co.*	1,073	13,080
Apollo Group, Inc. — Class A*	443	12,869
Abercrombie & Fitch Co. — Class A	362	12,279
GameStop Corp. — Class A	542	11,382
Big Lots, Inc.*	261	7,720
AutoNation, Inc.*	169	7,380
Washington Post Co. — Class B	19	6,898
DeVry, Inc.	253	5,758
Total Consumer Discretionary		6,232,189
Consumer Staples - 4.6%
Procter & Gamble Co.	12,088	838,425
Philip Morris International, Inc.	7,395	665,106
Coca-Cola Co.	16,987	644,317
Wal-Mart Stores, Inc.	7,374	544,201
PepsiCo, Inc.	6,829	483,288
Mondelez International, Inc. — Class A*	7,787	321,993
Altria Group, Inc.	8,922	297,906
CVS Caremark Corp.	5,583	270,329
Colgate-Palmolive Co.	1,956	209,722
Costco Wholesale Corp.	1,900	190,238
Kimberly-Clark Corp.	1,730	148,399
Walgreen Co.	3,762	137,087
General Mills, Inc.	2,844	113,334
Sysco Corp.	2,569	80,333
Archer-Daniels-Midland Co.	2,888	78,496
HJ Heinz Co.	1,400	78,330
Whole Foods Market, Inc.	756	73,634
Lorillard, Inc.	572	66,609
Mead Johnson Nutrition Co. — Class A	894	65,512
Estee Lauder Companies, Inc. — Class A	1,056	65,018
Reynolds American, Inc.	1,441	62,453
Kroger Co.	2,390	56,261
Kellogg Co.	1,085	56,051
ConAgra Foods, Inc.	1,782	49,165
Hershey Co.	661	46,858
Brown-Forman Corp. — Class B	663	43,261
JM Smucker Co.	480	41,438
Dr Pepper Snapple Group, Inc.	921	41,012
Clorox Co.	564	40,636
Beam, Inc.	696	40,048
Coca-Cola Enterprises, Inc.	1,215	37,993
Monster Beverage Corp.*	675	36,558
McCormick & Company, Inc.	584	36,231
Molson Coors Brewing Co. — Class B	686	30,904
Avon Products, Inc.	1,898	30,273
Campbell Soup Co.	785	27,334
Constellation Brands, Inc. — Class A*	646	20,898
Tyson Foods, Inc. — Class A	1,272	20,377
Hormel Foods Corp.	588	17,193
Safeway, Inc.	1,046	16,830
Dean Foods Co.*	810	13,244
Total Consumer Staples		6,137,295
Industrials - 4.1%
General Electric Co.	46,329	1,052,132
United Technologies Corp.	3,680	288,106
3M Co.	2,790	257,852
Caterpillar, Inc.	2,867	246,677
Union Pacific Corp.	2,073	246,065
United Parcel Service, Inc. — Class B	3,154	225,732
Boeing Co.	2,969	206,702
Honeywell International, Inc.	3,422	204,465
Emerson Electric Co.	3,188	153,885
Deere & Co.	1,718	141,718
Danaher Corp.	2,567	141,570
Tyco International Ltd.	2,019	113,589
Illinois Tool Works, Inc.	1,892	112,516
Lockheed Martin Corp.	1,183	110,469
FedEx Corp.	1,281	108,398
Precision Castparts Corp.	633	103,394
General Dynamics Corp.	1,455	96,205
CSX Corp.	4,565	94,724
Norfolk Southern Corp.	1,402	89,209
Raytheon Co.	1,458	83,339
Northrop Grumman Corp.	1,085	72,077
Cummins, Inc.	777	71,647
Eaton Corp.	1,477	69,803
PACCAR, Inc.	1,550	62,039
Waste Management, Inc.	1,912	61,337
Ingersoll-Rand plc	1,258	56,384
Stanley Black & Decker, Inc.	735	56,044
Parker Hannifin Corp.	656	54,828
WW Grainger, Inc.	260	54,176
Cooper Industries plc	703	52,767
Fastenal Co.	1,182	50,814
Dover Corp.	798	47,473
Roper Industries, Inc.	424	46,593
Rockwell Automation, Inc.	614	42,704
CH Robinson Worldwide, Inc.	708	41,453
Fluor Corp.	729	41,029
Republic Services, Inc. — Class A	1,314	36,148
Stericycle, Inc.*	375	33,945
Expeditors International of Washington, Inc.	927	33,706
Rockwell Collins, Inc.	624	33,471
Textron, Inc.	1,236	32,346
Pall Corp.	506	32,126
L-3 Communications Holdings, Inc.	424	30,405
Flowserve Corp.	224	28,614
Southwest Airlines Co.	3,260	28,590
Joy Global, Inc.	469	26,292
Equifax, Inc.	522	24,315
Masco Corp.	1,566	23,568
Jacobs Engineering Group, Inc.*	573	23,166
Quanta Services, Inc.*	933	23,045
Iron Mountain, Inc.	663	22,615
Xylem, Inc.	811	20,397
Cintas Corp.	472	19,564

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 42.0% (continued)
Industrials - 4.1% (continued)
Snap-on, Inc.	250	$17,968
Robert Half International, Inc.	622	16,564
Dun & Bradstreet Corp.	197	15,685
Avery Dennison Corp.	445	14,160
Pitney Bowes, Inc.	884	12,217
Ryder System, Inc.	223	8,710
RR Donnelley & Sons Co.	795	8,427
Total Industrials		5,523,959
Utilities - 1.5%
Duke Energy Corp.	3,087	200,038
Southern Co.	3,840	176,986
Dominion Resources, Inc.	2,518	133,302
Exelon Corp.	3,742	133,140
NextEra Energy, Inc.	1,854	130,392
American Electric Power Company, Inc.	2,126	93,416
FirstEnergy Corp.	1,830	80,703
PG&E Corp.	1,870	79,792
Consolidated Edison, Inc.	1,282	76,779
PPL Corp.	2,547	73,990
Public Service Enterprise Group, Inc.	2,220	71,440
Edison International	1,428	65,245
Sempra Energy	986	63,587
Xcel Energy, Inc.	2,140	59,299
Entergy Corp.	779	53,985
Northeast Utilities	1,377	52,643
DTE Energy Co.	756	45,315
ONEOK, Inc.	900	43,479
CenterPoint Energy, Inc.	1,875	39,938
Wisconsin Energy Corp.	1,014	38,197
Ameren Corp.	1,067	34,859
NiSource, Inc.	1,250	31,850
AES Corp.*	2,724	29,882
SCANA Corp.	577	27,852
CMS Energy Corp.	1,163	27,389
Pinnacle West Capital Corp.	476	25,133
NRG Energy, Inc.	999	21,369
AGL Resources, Inc.	520	21,273
Pepco Holdings, Inc.	1,006	19,013
Integrys Energy Group, Inc.	338	17,644
TECO Energy, Inc.	893	15,842
Total Utilities		1,983,772
Materials - 1.5%
Monsanto Co.	2,335	212,532
EI du Pont de Nemours & Co.	4,078	205,000
Freeport-McMoRan Copper & Gold, Inc.	4,161	164,692
Dow Chemical Co.	5,258	152,272
Praxair, Inc.	1,312	136,290
Newmont Mining Corp.	2,181	122,158
PPG Industries, Inc.	674	77,402
LyondellBasell Industries N.V. — Class A	1,489	76,922
Air Products & Chemicals, Inc.	925	76,498
Ecolab, Inc.	1,155	74,856
Mosaic Co.	1,213	69,881
International Paper Co.	1,920	69,734
CF Industries Holdings, Inc.	275	61,116
Sherwin-Williams Co.	376	55,990
Nucor Corp.	1,388	53,105
Alcoa, Inc.	4,679	41,409
Sigma-Aldrich Corp.	534	38,432
Eastman Chemical Co.	668	38,083
FMC Corp.	600	33,228
Ball Corp.	679	28,729
Vulcan Materials Co.	567	26,819
Airgas, Inc.	300	24,690
Cliffs Natural Resources, Inc.	620	24,261
MeadWestvaco Corp.	758	23,195
International Flavors & Fragrances, Inc.	359	21,389
Allegheny Technologies, Inc.	472	15,057
Bemis Company, Inc.	456	14,350
Owens-Illinois, Inc.*	724	13,582
United States Steel Corp.[1]	635	12,109
Sealed Air Corp.	767	11,858
Titanium Metals Corp.	323	4,144
Total Materials		1,979,783
Telecommunication Services - 1.4%
AT&T, Inc.	25,311	954,226
Verizon Communications, Inc.	12,494	569,352
CenturyLink, Inc.	2,736	110,534
Crown Castle International Corp.*	1,286	82,433
Sprint Nextel Corp.*	13,166	72,676
Windstream Corp.[1]	2,584	26,124
Frontier Communications Corp.[1]	4,376	21,442
MetroPCS Communications, Inc.*	1,388	16,253
Total Telecommunication Services		1,853,040
Total Common Stocks
(Cost $47,679,363)		56,492,189

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 13.6%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$10,291,975	$10,291,975
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[3]	8,052,215	8,052,215
Total Repurchase Agreements
(Cost $18,344,190)		18,344,190
SECURITIES LENDING COLLATERAL††,4 - 0.0%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	29,900	29,900
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	29,425	29,425
Total Securities Lending Collateral
(Cost $59,325)		59,325
Total Investments - 55.6%
(Cost $66,082,878)		$74,895,704
Other Assets & Liabilities, net - 44.4%		59,762,396
Total Net Assets - 100.0%		$134,658,100

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $102,584,813)	1,431	$7,398

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 S&P 500 Index Swap, Terminating 10/29/12[5] (Notional Value $6,413,957)	4,452	$33,152
Barclays Bank plc October 2012 S&P 500 Index Swap, Terminating 10/31/12[5] (Notional Value $43,826,575)	30,421	(197,984)
Credit Suisse Capital, LLC October 2012 S&P 500 Index Swap, Terminating 10/31/12[5] (Notional Value $60,065,010)	41,692	(204,228)
(Total Notional Value $110,305,542)		$(369,060)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral - See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Inverse S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 20.8%
Federal Home Loan Bank[1]
0.17% due 02/06/13	$15,000,000	$14,999,475
Total Federal Agency Notes
(Cost $14,998,559)		14,999,475
FEDERAL AGENCY DISCOUNT NOTES†† - 20.7%
Freddie Mac[2]
0.16% due 01/22/13	15,000,000	14,997,645
Total Federal Agency Discount Notes
(Cost $14,992,467)		14,997,645
REPURCHASE AGREEMENTS††,3 - 53.8%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	22,932,494	22,932,494
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[4]	16,031,102	16,031,102
Total Repurchase Agreements
(Cost $38,963,596)		38,963,596
Total Investments - 95.3%
(Cost $68,954,622)		$68,960,716
Other Assets & Liabilities, net - 4.7%		3,399,887
Total Net Assets - 100.0%		$72,360,603

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $15,771,250)	220	$226,736

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 S&P 500 Index Swap, Terminating 10/31/12[5] (Notional Value $67,280,818)	46,701	$298,625
Barclays Bank plc October 2012 S&P 500 Index Swap, Terminating 10/31/12[5] (Notional Value $47,618,690)	33,053	214,579
Goldman Sachs International October 2012 S&P 500 Index Swap, Terminating 10/29/12[5] (Notional Value $13,865,074)	9,624	(70,007)
(Total Notional Value $128,764,582)		$443,197

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 73.0%
Information Technology - 47.9%
Apple, Inc.	71,602	$47,777,150
Microsoft Corp.	640,310	19,068,432
Google, Inc. — Class A*	20,004	15,093,018
Oracle Corp.	372,920	11,743,251
Intel Corp.	382,123	8,666,550
QUALCOMM, Inc.	130,100	8,129,949
Cisco Systems, Inc.	409,156	7,810,788
eBay, Inc.*	98,427	4,764,851
Baidu, Inc. ADR*	20,944	2,446,678
Texas Instruments, Inc.	86,901	2,394,123
Automatic Data Processing, Inc.	37,006	2,170,772
Cognizant Technology Solutions Corp. — Class A*	22,804	1,594,456
Yahoo!, Inc.*	90,480	1,445,418
Broadcom Corp. — Class A	38,728	1,339,214
Intuit, Inc.	22,426	1,320,442
Dell, Inc.	132,487	1,306,322
Adobe Systems, Inc.*	37,560	1,219,198
Citrix Systems, Inc.*	14,281	1,093,496
Applied Materials, Inc.	94,518	1,055,294
Symantec Corp.*	53,614	965,052
Activision Blizzard, Inc.	84,866	957,289
Seagate Technology plc	30,683	951,173
CA, Inc.	35,825	923,031
Paychex, Inc.	27,707	922,366
NetApp, Inc.*	27,751	912,453
Altera Corp.	24,435	830,423
SanDisk Corp.*	18,449	801,240
Fiserv, Inc.*	10,362	767,099
Check Point Software Technologies Ltd.*	15,642	753,319
Xilinx, Inc.	20,024	669,002
Avago Technologies Ltd.	18,705	652,150
F5 Networks, Inc.*	6,036	631,969
NVIDIA Corp.*	47,319	631,235
KLA-Tencor Corp.	12,718	606,712
Maxim Integrated Products, Inc.	22,291	593,386
Autodesk, Inc.*	17,548	585,577
Nuance Communications, Inc.*	23,513	585,239
VeriSign, Inc.*	11,945	581,602
Linear Technology Corp.	17,584	560,050
Akamai Technologies, Inc.*	13,542	518,117
BMC Software, Inc.*	12,180	505,348
Microchip Technology, Inc.	14,798	484,487
Micron Technology, Inc.*	77,720	465,154
Lam Research Corp.*	13,926	442,638
Marvell Technology Group Ltd.	43,032	393,743
Electronic Arts, Inc.*	24,316	308,570
Flextronics International Ltd.*	50,830	304,980
Research In Motion Ltd.*	39,430	295,725
Infosys Ltd. ADR	5,683	275,853
Total Information Technology		159,314,384
Consumer Discretionary - 11.5%
Amazon.com, Inc.*	34,531	8,781,957
Comcast Corp. — Class A	161,530	5,777,928
Starbucks Corp.	58,048	2,945,936
News Corp. — Class A	119,824	2,939,283
DIRECTV*	47,955	2,515,719
Priceline.com, Inc.*	3,803	2,353,030
Viacom, Inc. — Class B	35,397	1,896,925
Bed Bath & Beyond, Inc.*	17,730	1,116,990
Ross Stores, Inc.	17,229	1,112,993
Mattel, Inc.	26,038	923,828
Wynn Resorts Ltd.	7,677	886,233
Dollar Tree, Inc.*	17,592	849,254
Sirius XM Radio, Inc.*	292,773	761,210
O'Reilly Automotive, Inc.*	9,081	759,353
Liberty Interactive Corp. — Class A*	39,350	727,975
Garmin Ltd.	14,884	621,258
Virgin Media, Inc.	20,525	604,256
Staples, Inc.	52,119	600,411
Expedia, Inc.	9,390	543,118
Sears Holdings Corp.*,1	8,133	451,300
Fossil, Inc.*	4,647	393,601
Apollo Group, Inc. — Class A*	8,623	250,498
Netflix, Inc.*,1	4,242	230,934
Total Consumer Discretionary		38,043,990
Health Care - 8.0%
Amgen, Inc.	58,870	4,963,918
Express Scripts Holding Co.*	61,928	3,881,028
Gilead Sciences, Inc.*	57,782	3,832,680
Biogen Idec, Inc.*	18,052	2,693,900
Celgene Corp.*	32,952	2,517,533
Alexion Pharmaceuticals, Inc.*	14,746	1,686,942
Intuitive Surgical, Inc.*	3,046	1,509,689
Cerner Corp.*	13,072	1,011,904
Vertex Pharmaceuticals, Inc.*	16,479	922,000
Perrigo Co.	7,146	830,151
Mylan, Inc.*	31,001	756,424
Life Technologies Corp.*	13,389	654,454
Henry Schein, Inc.*	6,762	536,024
DENTSPLY International, Inc.	10,833	413,171
Warner Chilcott plc — Class A	19,128	258,228
Total Health Care		26,468,046
Consumer Staples - 3.4%
Mondelez International, Inc. — Class A*	135,541	5,604,620
Costco Wholesale Corp.	33,021	3,306,228
Whole Foods Market, Inc.	14,105	1,373,827
Monster Beverage Corp.*	13,470	729,535
Green Mountain Coffee Roasters, Inc.*,1	11,880	282,150
Total Consumer Staples		11,296,360
Industrials - 1.2%
PACCAR, Inc.	27,000	1,080,675
Fastenal Co.	22,622	972,520
CH Robinson Worldwide, Inc.	12,322	721,453
Stericycle, Inc.*	6,538	591,820
Expeditors International of Washington, Inc.	16,081	584,705
Total Industrials		3,951,173
Telecommunication Services - 0.6%
Vodafone Group plc ADR	72,568	2,067,825

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 73.0% (continued)
Materials - 0.4%
Sigma-Aldrich Corp.	9,227	$664,067
Randgold Resources Ltd. ADR	4,106	505,038
Total Materials		1,169,105
Total Common Stocks
(Cost $163,240,564)		242,310,883
RIGHTS† - 0.0%
Liberty Ventures
Expires 08/09/13*	594	8,043
Total Rights
(Cost $–)		8,043

	Face Amount
REPURCHASE AGREEMENTS††,2 - 15.1%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$42,895,703	42,895,703
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[3]	7,358,002	7,358,002
Total Repurchase Agreements
(Cost $50,253,705)		50,253,705
SECURITIES LENDING COLLATERAL††,4 - 0.1%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	242,512	242,512
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	238,663	238,663
Total Securities Lending Collateral
(Cost $481,175)		481,175
Total Investments - 88.2%
(Cost $213,975,444)		$293,053,806
Other Assets & Liabilities, net - 11.8%		39,038,492
Total Net Assets - 100.0%		$332,092,298

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $93,652,065)	1,677	$(395,629)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 NASDAQ-100 Index Swap, Terminating 10/29/12[5] (Notional Value $80,832,634)	28,877	$445,617
Credit Suisse Capital, LLC October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[5] (Notional Value $9,521,566)	3,402	(76,134)
Barclays Bank plc October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[5] (Notional Value $238,332,581)	85,143	(1,868,560)
(Total Notional Value $328,686,781)		$(1,499,077)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral - See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt
plc	Public Limited Company

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 43.4%
Federal Home Loan Bank[1]
0.15% due 10/30/12	$15,000,000	$14,999,760
Total Federal Agency Discount Notes
(Cost $14,998,125)		14,999,760
REPURCHASE AGREEMENTS††,2 - 95.2%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	23,077,168	23,077,168
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[3]	9,856,180	9,856,180
Total Repurchase Agreements
(Cost $32,933,348)		32,933,348
Total Investments - 138.6%
(Cost $47,931,473)		$47,933,108
Other Assets & Liabilities, net - (38.6)%		(13,352,950)
Total Net Assets - 100.0%		$34,580,158

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $16,250,895)	291	$348,401

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[4] (Notional Value $38,451,763)	13,737	$307,457
Barclays Bank plc October 2012 NASDAQ-100 Index Swap, Terminating 10/31/12[4] (Notional Value $8,467,547)	3,025	68,126
Goldman Sachs International October 2012 NASDAQ-100 Index Swap, Terminating 10/29/12[4] (Notional Value $6,392,557)	2,284	(40,745)
(Total Notional Value $53,311,867)		$334,838

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Total return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 81.0%
Industrials - 16.1%
3M Co.	27,990	$2,586,836
Caterpillar, Inc.	27,990	2,408,260
United Technologies Corp.	27,990	2,191,337
Boeing Co.	27,990	1,948,664
General Electric Co.	27,990	635,653
Total Industrials		9,770,750
Information Technology - 13.7%
International Business Machines Corp.	27,982	5,804,867
Microsoft Corp.	27,990	833,542
Intel Corp.	27,991	634,836
Cisco Systems, Inc.	27,990	534,329
Hewlett-Packard Co.	27,990	477,509
Total Information Technology		8,285,083
Energy - 9.6%
Chevron Corp.	27,990	3,262,514
Exxon Mobil Corp.	27,982	2,558,954
Total Energy		5,821,468
Consumer Discretionary - 9.5%
McDonald's Corp.	27,990	2,568,083
Home Depot, Inc.	27,990	1,689,756
Walt Disney Co.	27,990	1,463,317
Total Consumer Discretionary		5,721,156
Health Care - 9.0%
Johnson & Johnson	27,990	1,928,790
UnitedHealth Group, Inc.	27,990	1,550,926
Merck & Company, Inc.	27,990	1,262,349
Pfizer, Inc.	27,990	695,552
Total Health Care		5,437,617
Consumer Staples - 8.4%
Wal-Mart Stores, Inc.	27,990	2,065,662
Procter & Gamble Co.	27,990	1,941,386
Coca-Cola Co.	27,987	1,061,547
Total Consumer Staples		5,068,595
Financials - 8.1%
Travelers Companies, Inc.	27,990	1,910,598
American Express Co.	27,990	1,591,511
JPMorgan Chase & Co.	27,990	1,133,035
Bank of America Corp.	27,990	247,152
Total Financials		4,882,296
Telecommunication Services - 3.9%
Verizon Communications, Inc.	27,990	1,275,504
AT&T, Inc.	27,990	1,055,223
Total Telecommunication Services		2,330,727
Materials - 2.7%
EI du Pont de Nemours & Co.	27,990	1,407,057
Alcoa, Inc.	27,986	247,676
Total Materials		1,654,733
Total Common Stocks
(Cost $48,980,584)		48,972,425
	Face Amount
REPURCHASE AGREEMENTS††,1 - 8.0%
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[2]	$3,798,443	3,798,443
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	1,027,178	1,027,178
Total Repurchase Agreements
(Cost $4,825,621)		4,825,621
Total Investments - 89.0%
(Cost $53,806,205)		$53,798,046
Other Assets & Liabilities, net - 11.0%		6,671,073
Total Net Assets - 100.0%		$60,469,119

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $41,437,700)	620	$18,129

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/29/12[3] (Notional Value $3,692,865)	275	$6,430
Barclays Bank plc October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/31/12[3] (Notional Value $5,734,322)	427	(20,998)
Credit Suisse Capital, LLC October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/31/12[3] (Notional Value $20,699,791)	1,540	(75,032)
(Total Notional Value $30,126,978)		$(89,600)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 96.8%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$7,641,823	$7,641,823
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[2]	3,060,382	3,060,382
Total Repurchase Agreements
(Cost $10,702,205)		10,702,205
Total Investments - 96.8%
(Cost $10,702,205)		$10,702,205
Other Assets & Liabilities, net - 3.2%		354,507
Total Net Assets - 100.0%		$11,056,712

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $2,940,740)	44	$13,519

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/31/12[3] (Notional Value $15,901,204)	1,183	$57,639
Barclays Bank plc October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/31/12[3] (Notional Value $1,840,756)	137	6,711
Goldman Sachs International October 2012 Dow Jones Industrial Average Index Swap, Terminating 10/29/12[3] (Notional Value $1,451,856)	108	(1,317)
(Total Notional Value $19,193,816)		$63,033

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4%
Financials - 9.7%
Two Harbors Investment Corp.	3,247	$38,153
Ocwen Financial Corp.*	1,264	34,645
Starwood Property Trust, Inc.	1,367	31,811
Highwoods Properties, Inc.	867	28,282
Omega Healthcare Investors, Inc.	1,244	28,276
Hancock Holding Co.	892	27,606
Invesco Mortgage Capital, Inc.	1,353	27,236
First American Financial Corp.	1,240	26,872
LaSalle Hotel Properties	998	26,637
CYS Investments, Inc.	1,758	24,770
Entertainment Properties Trust	549	24,392
Alterra Capital Holdings Ltd.	1,010	24,179
Prosperity Bancshares, Inc.	563	23,994
CNO Financial Group, Inc.	2,478	23,912
RLJ Lodging Trust	1,250	23,638
Susquehanna Bancshares, Inc.	2,210	23,116
American Realty Capital Trust, Inc.	1,860	21,817
Texas Capital Bancshares, Inc.*	438	21,772
Colonial Properties Trust	1,030	21,681
Stifel Financial Corp.*	633	21,268
DiamondRock Hospitality Co.	2,188	21,070
Healthcare Realty Trust, Inc.	907	20,906
Washington Real Estate Investment Trust	774	20,759
ARMOUR Residential REIT, Inc.	2,696	20,651
Prospect Capital Corp.	1,728	19,907
Webster Financial Corp.	837	19,836
Sovran Self Storage, Inc.	340	19,669
FirstMerit Corp.	1,281	18,869
DCT Industrial Trust, Inc.	2,897	18,743
CubeSmart	1,454	18,713
Apollo Investment Corp.	2,374	18,683
UMB Financial Corp.	380	18,498
Trustmark Corp.	756	18,401
FNB Corp.	1,641	18,396
DuPont Fabros Technology, Inc.	719	18,155
EastGroup Properties, Inc.	341	18,141
Potlatch Corp.	476	17,788
Greenhill & Company, Inc.	340	17,594
Sunstone Hotel Investors, Inc.*	1,594	17,534
Glimcher Realty Trust	1,635	17,282
Platinum Underwriters Holdings Ltd.	417	17,043
Umpqua Holdings Corp.	1,302	16,783
Medical Properties Trust, Inc.	1,580	16,511
IBERIABANK Corp.	359	16,442
RLI Corp.	246	16,398
BancorpSouth, Inc.	1,110	16,361
Cathay General Bancorp	919	15,862
Wintrust Financial Corp.	419	15,742
Primerica, Inc.	549	15,723
Pebblebrook Hotel Trust	668	15,625
First Cash Financial Services, Inc.*	335	15,413
Westamerica Bancorporation	327	15,385
Old National Bancorp	1,107	15,066
National Health Investors, Inc.	291	14,969
Capstead Mortgage Corp.	1,101	14,852
United Bankshares, Inc.	589	14,672
PS Business Parks, Inc.	216	14,433
Northwest Bancshares, Inc.	1,133	13,856
First Industrial Realty Trust, Inc.*	1,048	13,771
Equity One, Inc.	652	13,731
MarketAxess Holdings, Inc.	429	13,556
Lexington Realty Trust	1,399	13,514
PHH Corp.*	663	13,492
Sun Communities, Inc.	305	13,456
Redwood Trust, Inc.	929	13,433
Community Bank System, Inc.	475	13,390
First Financial Bankshares, Inc.	371	13,367
Glacier Bancorp, Inc.	856	13,336
Montpelier Re Holdings Ltd.	594	13,145
National Penn Bancshares, Inc.	1,438	13,100
Cash America International, Inc.	338	13,037
Financial Engines, Inc.*	545	12,987
MB Financial, Inc.	655	12,936
Walter Investment Management Corp.*	349	12,916
EZCORP, Inc. — Class A*	560	12,841
Strategic Hotels & Resorts, Inc.*	2,118	12,729
Acadia Realty Trust	511	12,683
CVB Financial Corp.	1,037	12,382
Selective Insurance Group, Inc.	642	12,192
Education Realty Trust, Inc.	1,114	12,143
International Bancshares Corp.	618	11,773
Bank of the Ozarks, Inc.	338	11,651
First Financial Bancorp	687	11,617
BBCN Bancorp, Inc.*	907	11,437
PrivateBancorp, Inc. — Class A	708	11,321
LTC Properties, Inc.	354	11,275
PennyMac Mortgage Investment Trust	482	11,264
Symetra Financial Corp.	903	11,107
Provident Financial Services, Inc.	701	11,068
First Midwest Bancorp, Inc.	873	10,956
Anworth Mortgage Asset Corp.	1,602	10,894
American Capital Mortgage Investment Corp.	428	10,756
Fifth Street Finance Corp.	971	10,662
Government Properties Income Trust	440	10,296
Pennsylvania Real Estate Investment Trust	647	10,261
American Assets Trust, Inc.	383	10,261
Solar Capital Ltd.	440	10,085
Astoria Financial Corp.	1,019	10,068
World Acceptance Corp.*	147	9,915
Argo Group International Holdings Ltd.	306	9,911
NorthStar Realty Finance Corp.	1,555	9,890
Hersha Hospitality Trust — Class A	2,018	9,888
Enstar Group Ltd.*	96	9,566
Investors Bancorp, Inc.*	521	9,503
Main Street Capital Corp.	322	9,502

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Financials - 9.7% (continued)
Franklin Street Properties Corp.	853	$9,443
Alexander's, Inc.	22	9,405
Park National Corp.	131	9,173
Citizens Republic Bancorp, Inc.*	470	9,095
Evercore Partners, Inc. — Class A	336	9,072
Boston Private Financial Holdings, Inc.	928	8,900
DFC Global Corp.*	517	8,867
Columbia Banking System, Inc.	475	8,807
Associated Estates Realty Corp.	574	8,702
Home BancShares, Inc.	255	8,693
First Commonwealth Financial Corp.	1,228	8,657
Sabra Health Care REIT, Inc.	430	8,604
Cousins Properties, Inc.	1,080	8,575
Horace Mann Educators Corp.	471	8,530
NBT Bancorp, Inc.	384	8,475
CreXus Investment Corp.	782	8,453
Western Alliance Bancorporation*	822	8,384
BlackRock Kelso Capital Corp.	859	8,349
Greenlight Capital Re Ltd. — Class A*	336	8,316
PacWest Bancorp	354	8,273
Investors Real Estate Trust	999	8,262
Infinity Property & Casualty Corp.	136	8,213
iStar Financial, Inc.*	991	8,205
American Equity Investment Life Holding Co.	702	8,164
Triangle Capital Corp.	318	8,160
Oritani Financial Corp.	541	8,142
Credit Acceptance Corp.*	95	8,123
Amtrust Financial Services, Inc.	314	8,032
National Financial Partners Corp.*	472	7,977
Chemical Financial Corp.	325	7,865
Pinnacle Financial Partners, Inc.*	403	7,786
Tower Group, Inc.	401	7,775
Hudson Pacific Properties, Inc.	420	7,770
Retail Opportunity Investments Corp.	599	7,709
Independent Bank Corp.	256	7,703
ViewPoint Financial Group, Inc.	399	7,649
First Potomac Realty Trust	592	7,625
Chesapeake Lodging Trust	377	7,491
Colony Financial, Inc.	383	7,461
Inland Real Estate Corp.	898	7,409
Banco Latinoamericano de Comercio Exterior S.A. — Class E	333	7,356
Nationstar Mortgage Holdings, Inc.*	220	7,300
SCBT Financial Corp.	180	7,250
Brookline Bancorp, Inc.	811	7,153
Safety Insurance Group, Inc.	155	7,111
Kennedy-Wilson Holdings, Inc.	506	7,069
PennantPark Investment Corp.	655	6,950
Sterling Financial Corp.	311	6,926
FelCor Lodging Trust, Inc.*	1,453	6,887
Dynex Capital, Inc.	634	6,816
Ramco-Gershenson Properties Trust	540	6,766
Employers Holdings, Inc.	367	6,727
Radian Group, Inc.	1,547	6,714
Universal Health Realty Income Trust	146	6,713
KBW, Inc.	406	6,687
Forestar Group, Inc.*	399	6,648
Coresite Realty Corp.	245	6,600
Nelnet, Inc. — Class A	275	6,529
Hercules Technology Growth Capital, Inc.	584	6,430
Cohen & Steers, Inc.	217	6,428
Virtus Investment Partners, Inc.*	74	6,364
TrustCo Bank Corp. NY	1,098	6,281
City Holding Co.	175	6,272
Apollo Residential Mortgage, Inc.	281	6,193
State Bank Financial Corp.	373	6,151
PICO Holdings, Inc.*	267	6,093
Community Trust Bancorp, Inc.	168	5,970
S&T Bancorp, Inc.	339	5,970
Hilltop Holdings, Inc.*	466	5,923
United Fire Group, Inc.	234	5,878
Resource Capital Corp.	994	5,845
Berkshire Hills Bancorp, Inc.	254	5,812
Renasant Corp.	295	5,783
AMERISAFE, Inc.*	213	5,781
Flushing Financial Corp.	365	5,767
WesBanco, Inc.	277	5,737
Navigators Group, Inc.*	116	5,710
HFF, Inc. — Class A*	382	5,691
BGC Partners, Inc. — Class A	1,152	5,645
Banner Corp.	208	5,637
Dime Community Bancshares, Inc.	382	5,516
Urstadt Biddle Properties, Inc. — Class A	270	5,462
Sandy Spring Bancorp, Inc.	283	5,448
Flagstone Reinsurance Holdings S.A.	628	5,395
Getty Realty Corp.	299	5,367
Tompkins Financial Corp.	132	5,349
Ashford Hospitality Trust, Inc.	632	5,309
Lakeland Financial Corp.	192	5,299
West Coast Bancorp*	235	5,292
Maiden Holdings Ltd.	594	5,281
Monmouth Real Estate Investment Corp. — Class A	469	5,248
First Merchants Corp.	338	5,073
Duff & Phelps Corp. — Class A	367	4,995
Oriental Financial Group, Inc.	473	4,976
Cardinal Financial Corp.	344	4,919
Piper Jaffray Cos.*	192	4,886
Campus Crest Communities, Inc.	452	4,882
Simmons First National Corp. — Class A	200	4,871
Citizens, Inc.*	461	4,836
Tejon Ranch Co.*	160	4,806

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Financials - 9.7% (continued)
Heartland Financial USA, Inc.	176	$4,800
STAG Industrial, Inc.	293	4,764
TowneBank	309	4,737
National Western Life Insurance Co. — Class A	33	4,727
Hanmi Financial Corp.*	369	4,727
Wilshire Bancorp, Inc.*	736	4,637
AG Mortgage Investment Trust, Inc.	192	4,633
WisdomTree Investments, Inc.*	690	4,623
TICC Capital Corp.	444	4,618
Meadowbrook Insurance Group, Inc.	593	4,560
Washington Trust Bancorp, Inc.	172	4,518
Southside Bancshares, Inc.	207	4,515
Excel Trust, Inc.	393	4,488
ICG Group, Inc.*	437	4,440
Epoch Holding Corp.	189	4,366
First Busey Corp.	883	4,309
Stewart Information Services Corp.	213	4,290
eHealth, Inc.*	226	4,242
MCG Capital Corp.	905	4,172
First Financial Corp.	132	4,137
Saul Centers, Inc.	93	4,129
United Community Banks, Inc.*	492	4,128
Rockville Financial, Inc.	335	4,104
CapLease, Inc.	781	4,038
Investment Technology Group, Inc.*	458	3,985
GAMCO Investors, Inc. — Class A	79	3,930
1st Source Corp.	176	3,920
FBL Financial Group, Inc. — Class A	118	3,918
WSFS Financial Corp.	94	3,880
Safeguard Scientifics, Inc.*	245	3,844
Great Southern Bancorp, Inc.	122	3,771
Rouse Properties, Inc.	260	3,731
EverBank Financial Corp.	270	3,718
Cedar Realty Trust, Inc.	703	3,712
NewStar Financial, Inc.*	308	3,693
Provident New York Bancorp	391	3,679
Union First Market Bankshares Corp.	236	3,672
First BanCorp*	830	3,669
Presidential Life Corp.	263	3,664
Winthrop Realty Trust	339	3,654
MVC Capital, Inc.	285	3,648
Beneficial Mutual Bancorp, Inc.*	380	3,633
German American Bancorp, Inc.	150	3,618
StellarOne Corp.	274	3,606
Netspend Holdings, Inc.*	365	3,588
Capital Southwest Corp.	32	3,582
Univest Corporation of Pennsylvania	199	3,582
Apollo Commercial Real Estate Finance, Inc.	206	3,572
Sterling Bancorp	358	3,551
Central Pacific Financial Corp.*	248	3,546
Bancorp, Inc.*	345	3,543
OneBeacon Insurance Group Ltd. — Class A	260	3,494
Ameris Bancorp*	276	3,475
Green Dot Corp. — Class A*	280	3,424
MGIC Investment Corp.*	2,203	3,371
BancFirst Corp.	78	3,351
Agree Realty Corp.	130	3,314
Lakeland Bancorp, Inc.	319	3,302
SY Bancorp, Inc.	139	3,289
Kite Realty Group Trust	641	3,269
Camden National Corp.	88	3,260
Eagle Bancorp, Inc.*	193	3,227
Taylor Capital Group, Inc.*	186	3,184
International. FCStone, Inc.*	167	3,183
Westwood Holdings Group, Inc.	81	3,160
Centerstate Banks, Inc.	353	3,149
Arrow Financial Corp.	125	3,137
Trico Bancshares	188	3,108
Hudson Valley Holding Corp.	182	3,103
BofI Holding, Inc.*	118	3,074
Knight Capital Group, Inc. — Class A*	1,146	3,071
Summit Hotel Properties, Inc.	359	3,066
RAIT Financial Trust	582	3,056
MainSource Financial Group, Inc.	236	3,030
OmniAmerican Bancorp, Inc.*	133	3,023
Federal Agricultural Mortgage Corp. — Class C	116	2,986
First Connecticut Bancorp, Inc.	220	2,972
Bryn Mawr Bank Corp.	132	2,962
First Community Bancshares, Inc.	194	2,960
Peoples Bancorp, Inc.	129	2,953
Enterprise Financial Services Corp.	217	2,951
Financial Institutions, Inc.	157	2,926
Citizens & Northern Corp.	149	2,922
Territorial Bancorp, Inc.	126	2,892
Global Indemnity plc — Class A*	132	2,888
State Auto Financial Corp.	176	2,885
First Interstate Bancsystem, Inc. — Class A	192	2,872
Franklin Financial Corp.*	168	2,866
Bank of Marin Bancorp	67	2,848
First of Long Island Corp.	92	2,835
CoBiz Financial, Inc.	403	2,821
Medley Capital Corp.	199	2,800
Cowen Group, Inc. — Class A*	1,035	2,795
National Bankshares, Inc.	84	2,789
Heritage Financial Corp.	185	2,781
Virginia Commerce Bancorp, Inc.*	310	2,713
Select Income REIT	110	2,708
United Financial Bancorp, Inc.	185	2,677
Northfield Bancorp, Inc.	167	2,675
Republic Bancorp, Inc. — Class A	121	2,656
FXCM, Inc. — Class A	276	2,636

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Financials - 9.7% (continued)
Home Loan Servicing Solutions Ltd.	162	$2,636
GFI Group, Inc.	825	2,624
Golub Capital BDC, Inc.	165	2,624
Calamos Asset Management, Inc. — Class A	225	2,619
Washington Banking Co.	184	2,607
One Liberty Properties, Inc.	139	2,592
Southwest Bancorp, Inc.*	236	2,561
CNB Financial Corp.	146	2,556
First Financial Holdings, Inc.	196	2,546
SeaBright Holdings, Inc.	231	2,541
Parkway Properties, Inc.	189	2,527
OceanFirst Financial Corp.	172	2,523
Gladstone Commercial Corp.	137	2,502
Terreno Realty Corp.	157	2,481
Bank Mutual Corp.	545	2,480
Baldwin & Lyons, Inc. — Class B	103	2,463
Medallion Financial Corp.	208	2,456
Alliance Financial Corp.	61	2,453
Arlington Asset Investment Corp. — Class A	102	2,434
Fox Chase Bancorp, Inc.	154	2,405
KCAP Financial, Inc.	252	2,334
Chatham Lodging Trust	168	2,332
Bridge Bancorp, Inc.	99	2,308
Westfield Financial, Inc.	308	2,307
American National Bankshares, Inc.	100	2,259
Pacific Capital Bancorp*	49	2,249
1st United Bancorp, Inc.*	348	2,245
West Bancorporation, Inc.	185	2,229
Thomas Properties Group, Inc.	380	2,212
Gyrodyne Company of America, Inc.*	20	2,173
Penns Woods Bancorp, Inc.	49	2,172
Gladstone Capital Corp.	247	2,161
Diamond Hill Investment Group, Inc.	28	2,147
BankFinancial Corp.	244	2,145
Metro Bancorp, Inc.*	168	2,129
Merchants Bancshares, Inc.	72	2,128
Home Federal Bancorp, Inc.	187	2,117
SWS Group, Inc.*	342	2,090
Phoenix Companies, Inc.*	68	2,086
Kansas City Life Insurance Co.	54	2,081
Marlin Business Services Corp.	98	2,079
Solar Senior Capital Ltd.	116	2,078
Gladstone Investment Corp.	265	2,072
GSV Capital Corp.*	240	2,071
THL Credit, Inc.	146	2,048
Oppenheimer Holdings, Inc. — Class A	128	2,042
First Defiance Financial Corp.	118	2,037
First Bancorp	176	2,029
Ames National Corp.	97	2,021
HomeStreet, Inc.*	53	2,017
MetroCorp Bancshares, Inc.*	190	2,012
Western Asset Mortgage Capital Corp.	90	1,998
Preferred Bank/Los Angeles CA*	140	1,985
American Safety Insurance Holdings Ltd.*	106	1,981
Walker & Dunlop, Inc.*	128	1,967
National Interstate Corp.	76	1,961
New Mountain Finance Corp.	132	1,956
Bank of Kentucky Financial Corp.	70	1,942
Manning & Napier, Inc. — Class A	158	1,926
NGP Capital Resources Co.	257	1,917
Pacific Continental Corp.	214	1,911
Park Sterling Corp.*	386	1,907
Fidus Investment Corp.	114	1,904
UMH Properties, Inc.	158	1,891
Homeowners Choice, Inc.	80	1,880
Provident Financial Holdings, Inc.	130	1,847
FBR & Co.*	597	1,845
Mission West Properties, Inc.	212	1,844
Bridge Capital Holdings*	119	1,840
New York Mortgage Trust, Inc.	260	1,833
AV Homes, Inc.*	122	1,810
First California Financial Group, Inc.*	260	1,810
Consolidated-Tomoka Land Co.	55	1,809
Guaranty Bancorp*	890	1,798
Kearny Financial Corp.	184	1,792
Bar Harbor Bankshares	50	1,787
First Bancorp, Inc.	101	1,773
Sierra Bancorp	142	1,741
Suffolk Bancorp*	118	1,730
MidWestOne Financial Group, Inc.	80	1,723
Mercantile Bank Corp.*	100	1,714
MidSouth Bancorp, Inc.	105	1,700
Center Bancorp, Inc.	142	1,693
ESB Financial Corp.	121	1,689
Kaiser Federal Financial Group, Inc.	110	1,660
Heritage Commerce Corp.*	238	1,652
Meridian Interstate Bancorp, Inc.*	100	1,650
Peapack Gladstone Financial Corp.	100	1,634
Gramercy Capital Corporation*	540	1,625
Northrim BanCorp, Inc.	80	1,611
Ladenburg Thalmann Financial Services, Inc.*	1,217	1,606
Whitestone REIT — Class B	121	1,597
C&F Financial Corp.	40	1,574
Sun Bancorp, Inc.*	465	1,567
Crawford & Co. — Class B	309	1,548
Ares Commercial Real Estate Corp.	90	1,535
First Financial Northwest, Inc.*	190	1,530
Nicholas Financial, Inc.	118	1,523
First Pactrust Bancorp, Inc.	121	1,514
Capital City Bank Group, Inc.	141	1,500

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Financials - 9.7% (continued)
Horizon Technology Finance Corp.	90	$1,454
Home Bancorp, Inc.*	80	1,439
Horizon Bancorp	50	1,429
FNB United Corp.*	120	1,426
Farmers National Banc Corp.	220	1,421
Doral Financial Corp.*	1,509	1,420
SI Financial Group, Inc.	120	1,406
Century Bancorp, Inc. — Class A	44	1,404
Harris & Harris Group, Inc.*	370	1,402
Zillow, Inc. — Class A*	33	1,392
Heritage Oaks Bancorp*	240	1,382
Seacoast Banking Corporation of Florida*	864	1,374
Hallmark Financial Services*	168	1,368
Eastern Insurance Holdings, Inc.	80	1,341
Heritage Financial Group, Inc.	100	1,314
Donegal Group, Inc. — Class A	93	1,306
BSB Bancorp, Inc.*	100	1,290
Hingham Institution for Savings	20	1,289
NASB Financial, Inc.*	50	1,242
Access National Corp.	90	1,229
Cape Bancorp, Inc.*	130	1,217
Enterprise Bancorp, Inc.	71	1,213
Peoples Federal Bancshares, Inc.	70	1,210
Fidelity Southern Corp.	123	1,164
TCP Capital Corp.	70	1,117
Clifton Savings Bancorp, Inc.	101	1,111
ESSA Bancorp, Inc.	106	1,101
Tree.com, Inc.*	70	1,097
Artio Global Investors, Inc. — Class A	364	1,085
Middleburg Financial Corp.	60	1,066
JMP Group, Inc.	191	1,049
Regional Management Corp.*	60	1,035
Resource America, Inc. — Class A	150	1,026
EMC Insurance Group, Inc.	48	1,008
Independence Holding Co.	92	926
MicroFinancial, Inc.	100	915
Gain Capital Holdings, Inc.	175	863
Universal Insurance Holdings, Inc.	218	839
Pacific Mercantile Bancorp*	120	785
Roma Financial Corp.	88	783
Charter Financial Corp.	79	770
First Marblehead Corp.*	680	714
Investors Title Co.	10	652
Capital Bank Financial Corp. — Class A*	36	652
Fortegra Financial Corp.*	77	611
Pzena Investment Management, Inc. — Class A	117	610
CIFC Corp.*	78	571
Waterstone Financial, Inc.*	90	467
California First National Bancorp	23	424
Berkshire Bancorp, Inc.*	50	412
First Federal Bancshares of Arkansas, Inc.*	40	391
Cascade Bancorp*	70	370
Crescent Financial Bancshares, Inc.*	30	137
Total Financials		3,044,408
Information Technology - 7.8%
Ultimate Software Group, Inc.*	313	31,958
Wright Express Corp.*	449	31,303
Parametric Technology Corp.*	1,401	30,542
CommVault Systems, Inc.*	517	30,347
Aruba Networks, Inc.*	1,315	29,567
Cirrus Logic, Inc.*	747	28,677
Aspen Technology, Inc.*	1,093	28,254
CoStar Group, Inc.*	314	25,603
FEI Co.	454	24,289
MAXIMUS, Inc.	391	23,352
QLIK Technologies, Inc.*	1,009	22,612
Convergys Corp.	1,370	21,468
Microsemi Corp.*	1,041	20,893
Hittite Microwave Corp.*	369	20,468
ACI Worldwide, Inc.*	465	19,651
Cavium, Inc.*	588	19,598
InterDigital, Inc.	522	19,459
Semtech Corp.*	763	19,189
Anixter International, Inc.	330	18,961
Quest Software, Inc.*	664	18,592
Cymer, Inc.*	362	18,485
Fair Isaac Corp.	405	17,925
3D Systems Corp.*	542	17,805
Plantronics, Inc.	503	17,770
OSI Systems, Inc.*	228	17,748
j2 Global, Inc.	535	17,559
Cognex Corp.	504	17,428
Sourcefire, Inc.*	348	17,062
Arris Group, Inc.*	1,314	16,805
NETGEAR, Inc.*	440	16,782
Mentor Graphics Corp.*	1,082	16,749
ViaSat, Inc.*	439	16,410
Acxiom Corp.*	898	16,406
CACI International, Inc. — Class A*	315	16,314
ValueClick, Inc.*	948	16,296
Universal Display Corp.*	467	16,054
Comverse Technology, Inc.*	2,570	15,806
Ciena Corp.*	1,160	15,776
Tyler Technologies, Inc.*	358	15,759
JDA Software Group, Inc.*	493	15,668
MKS Instruments, Inc.	614	15,651
Progress Software Corp.*	728	15,572
First Solar, Inc.*	700	15,502
Sapient Corp.*	1,448	15,436
Cardtronics, Inc.*	518	15,426
Finisar Corp.*	1,065	15,230
Tellabs, Inc.	4,300	15,222
TiVo, Inc.*	1,456	15,186
VistaPrint N.V.*	440	15,026
Kenexa Corp.*	318	14,574
Heartland Payment Systems, Inc.	460	14,573
Littelfuse, Inc.	257	14,531

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Information Technology - 7.8% (continued)
DealerTrack Holdings, Inc.*	503	$14,009
Veeco Instruments, Inc.*	464	13,929
MicroStrategy, Inc. — Class A*	103	13,809
Liquidity Services, Inc.*	270	13,557
International Rectifier Corp.*	810	13,519
Manhattan Associates, Inc.*	236	13,516
Stratasys, Inc.*	246	13,382
BroadSoft, Inc.*	321	13,167
Coherent, Inc.*	287	13,162
Intersil Corp. — Class A	1,490	13,038
Entegris, Inc.*	1,602	13,024
QLogic Corp.*	1,140	13,018
RF Micro Devices, Inc.*	3,258	12,869
ADTRAN, Inc.	742	12,822
VirnetX Holding Corp.*	504	12,817
Blackbaud, Inc.	529	12,654
Plexus Corp.*	403	12,206
Cornerstone OnDemand, Inc.*	394	12,080
Syntel, Inc.	187	11,671
LivePerson, Inc.*	642	11,627
Euronet Worldwide, Inc.*	599	11,255
NetScout Systems, Inc.*	438	11,173
NIC, Inc.	754	11,159
OpenTable, Inc.*	260	10,816
Unisys Corp.*	515	10,722
Monster Worldwide, Inc.*	1,430	10,482
Power Integrations, Inc.	342	10,407
MTS Systems Corp.	193	10,335
ScanSource, Inc.*	321	10,278
SYNNEX Corp.*	315	10,263
Benchmark Electronics, Inc.*	667	10,185
Bottomline Technologies, Inc.*	412	10,172
Ancestry.com, Inc.*	338	10,167
SS&C Technologies Holdings, Inc.*	399	10,059
TriQuint Semiconductor, Inc.*	1,968	9,938
Ultratech, Inc.*	316	9,916
Cabot Microelectronics Corp.	282	9,909
Integrated Device Technology, Inc.*	1,656	9,737
Take-Two Interactive Software, Inc.*	920	9,596
RealPage, Inc.*	422	9,537
Synaptics, Inc.*	397	9,536
Loral Space & Communications, Inc.	133	9,456
Electronics for Imaging, Inc.*	550	9,136
Insight Enterprises, Inc.*	521	9,107
Advent Software, Inc.*	366	8,993
EarthLink, Inc.	1,241	8,836
CSG Systems International, Inc.*	391	8,794
OmniVision Technologies, Inc.*	609	8,499
Bankrate, Inc.*	542	8,444
Blucora, Inc.*	466	8,299
WebMD Health Corp. — Class A*	590	8,278
Tessera Technologies, Inc.	605	8,276
FARO Technologies, Inc.*	200	8,264
ExlService Holdings, Inc.*	280	8,260
Sanmina-SCI Corp.*	945	8,023
Ellie Mae, Inc.*	293	7,978
Ixia*	496	7,971
Rogers Corp.*	187	7,921
Ebix, Inc.	330	7,791
GT Advanced Technologies, Inc.*	1,382	7,532
MEMC Electronic Materials, Inc.*	2,710	7,453
Web.com Group, Inc.*	412	7,395
Synchronoss Technologies, Inc.*	322	7,374
Brightpoint, Inc.*	811	7,283
Emulex Corp.*	1,006	7,253
Rambus, Inc.*	1,293	7,163
Digital River, Inc.*	429	7,147
Verint Systems, Inc.*	260	7,134
Guidewire Software, Inc.*	227	7,048
Infinera Corp.*	1,284	7,036
Diodes, Inc.*	413	7,025
ATMI, Inc.*	376	6,982
Monolithic Power Systems, Inc.*	353	6,972
Monotype Imaging Holdings, Inc.	444	6,922
Spansion, Inc. — Class A*	574	6,842
iGATE Corp.*	376	6,832
Websense, Inc.*	436	6,823
Comtech Telecommunications Corp.	240	6,634
Mantech International Corp. — Class A	274	6,576
Rofin-Sinar Technologies, Inc.*	330	6,511
Volterra Semiconductor Corp.*	295	6,452
Badger Meter, Inc.	175	6,368
Harmonic, Inc.*	1,381	6,270
comScore, Inc.*	411	6,268
Brooks Automation, Inc.	776	6,231
Constant Contact, Inc.*	358	6,229
Global Cash Access Holdings, Inc.*	771	6,207
Park Electrochemical Corp.	242	6,009
Entropic Communications, Inc.*	1,032	6,006
Pegasystems, Inc.	206	5,982
Measurement Specialties, Inc.*	181	5,969
ServiceSource International, Inc.*	580	5,951
LogMeIn, Inc.*	265	5,944
Opnet Technologies, Inc.	174	5,928
Micrel, Inc.	567	5,908
TTM Technologies, Inc.*	625	5,894
United Online, Inc.	1,056	5,829
Active Network, Inc.*	456	5,714
Advanced Energy Industries, Inc.*	458	5,643
Accelrys, Inc.*	647	5,603
Cray, Inc.*	436	5,537
Procera Networks, Inc.*	227	5,335
Lattice Semiconductor Corp.*	1,389	5,320
Black Box Corp.	207	5,281
Interactive Intelligence Group, Inc.*	172	5,169
InvenSense, Inc. — Class A*	423	5,055
Higher One Holdings, Inc.*	372	5,015
EPIQ Systems, Inc.	371	4,979
DTS, Inc.*	213	4,959
Newport Corp.*	446	4,933

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Information Technology - 7.8% (continued)
SPS Commerce, Inc.*	128	$4,924
PROS Holdings, Inc.*	255	4,863
Vocus, Inc.*	238	4,774
Sonus Networks, Inc.*	2,502	4,704
RealD, Inc.*	517	4,622
Tangoe, Inc.*	351	4,609
Forrester Research, Inc.	160	4,603
Perficient, Inc.*	376	4,538
TeleTech Holdings, Inc.*	265	4,518
Dice Holdings, Inc.*	536	4,513
Silicon Image, Inc.*	978	4,489
Angie's List, Inc.*	419	4,433
Power-One, Inc.*	791	4,430
Intermec, Inc.*	713	4,428
Quantum Corp.*	2,740	4,411
Cass Information Systems, Inc.	105	4,407
Internap Network Services Corp.*	616	4,343
TNS, Inc.*	290	4,336
Imperva, Inc.*	116	4,291
Methode Electronics, Inc.	441	4,282
Responsys, Inc.*	415	4,245
AuthenTec, Inc.*	530	4,245
Super Micro Computer, Inc.*	347	4,174
MIPS Technologies, Inc. — Class A*	559	4,131
Amkor Technology, Inc.*	930	4,092
Actuate Corp.*	578	4,063
CTS Corp.	396	3,988
Daktronics, Inc.	419	3,985
Ceva, Inc.*	276	3,969
PDF Solutions, Inc.*	290	3,961
Rudolph Technologies, Inc.*	377	3,959
Stamps.com, Inc.*	170	3,934
Virtusa Corp.*	221	3,927
Checkpoint Systems, Inc.*	473	3,916
Move, Inc.*	454	3,913
Nanometrics, Inc.*	282	3,894
Electro Rent Corp.	220	3,892
SciQuest, Inc.*	212	3,858
Photronics, Inc.*	713	3,829
MoneyGram International, Inc.*	255	3,810
Demand Media, Inc.*	350	3,805
Mercury Computer Systems, Inc.*	358	3,802
Extreme Networks*	1,111	3,711
Oplink Communications, Inc.*	223	3,688
Applied Micro Circuits Corp.*	728	3,684
Sycamore Networks, Inc.*	238	3,665
NVE Corp.*	61	3,611
Anaren, Inc.*	178	3,558
Saba Software, Inc.*	347	3,467
Exar Corp.*	432	3,456
Silicon Graphics International Corp.*	377	3,431
Zygo Corp.*	187	3,420
Symmetricom, Inc.*	483	3,367
Electro Scientific Industries, Inc.	271	3,312
Deltek, Inc.*	254	3,307
Avid Technology, Inc.*	348	3,292
LTX-Credence Corp.*	572	3,289
FormFactor, Inc.*	578	3,231
QuinStreet, Inc.*	382	3,205
VASCO Data Security International, Inc.*	328	3,077
GSI Group, Inc.*	344	3,065
Jive Software, Inc.*	194	3,048
Digi International, Inc.*	299	3,038
PLX Technology, Inc.*	520	3,000
Calix, Inc.*	468	2,995
Inphi Corp.*	280	2,985
Integrated Silicon Solution, Inc.*	321	2,972
CIBER, Inc.*	856	2,970
Kopin Corp.*	787	2,959
Globecomm Systems, Inc.*	265	2,955
Envestnet, Inc.*	252	2,948
Fabrinet*	254	2,944
Glu Mobile, Inc.*	632	2,926
Maxwell Technologies, Inc.*	351	2,850
Computer Task Group, Inc.*	176	2,848
FSI International, Inc.*	459	2,846
IXYS Corp.*	286	2,837
STEC, Inc.*	418	2,822
CalAmp Corp.*	340	2,791
IntraLinks Holdings, Inc.*	425	2,780
OCZ Technology Group, Inc.*	795	2,759
Yelp, Inc. — Class A*	100	2,705
Cohu, Inc.	285	2,676
ExactTarget, Inc.*	110	2,664
Seachange International, Inc.*	338	2,653
Bel Fuse, Inc. — Class B	139	2,597
Keynote Systems, Inc.	179	2,592
XO Group, Inc.*	308	2,572
Demandware, Inc.*	80	2,540
Sigma Designs, Inc.*	383	2,532
support.com, Inc.*	575	2,432
Pericom Semiconductor Corp.*	280	2,432
KVH Industries, Inc.*	176	2,374
Lionbridge Technologies, Inc.*	670	2,358
ShoreTel, Inc.*	568	2,323
Multi-Fineline Electronix, Inc.*	103	2,323
ePlus, Inc.*	59	2,314
KEMET Corp.*	525	2,310
Oclaro, Inc.*	847	2,287
American Software, Inc. — Class A	277	2,260
Supertex, Inc.*	125	2,235
RealNetworks, Inc.*	263	2,188
PRGX Global, Inc.*	245	2,097
Infoblox, Inc.*	90	2,093
Parkervision, Inc.*	890	2,083
SunPower Corp. — Class A*	460	2,075
Zix Corp.*	719	2,064
Callidus Software, Inc.*	408	2,011
Imation Corp.*	357	1,996
Telular Corp.	200	1,980
Vishay Precision Group, Inc.*	141	1,971
Richardson Electronics Ltd.	166	1,970

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Information Technology - 7.8% (continued)
Travelzoo, Inc.*	83	$1,956
Unwired Planet, Inc.*	1,018	1,955
Digimarc Corp.	87	1,936
KIT Digital, Inc.*	642	1,926
Rubicon Technology, Inc.*	201	1,926
Millennial Media, Inc.*	130	1,866
Bazaarvoice, Inc.*	121	1,833
Guidance Software, Inc.*	162	1,824
Immersion Corp.*	329	1,800
MaxLinear, Inc. — Class A*	264	1,766
Market Leader, Inc.*	260	1,742
Alpha & Omega Semiconductor Ltd.*	202	1,739
Aviat Networks, Inc.*	723	1,721
Echelon Corp.*	444	1,705
ModusLink Global Solutions, Inc.*	460	1,697
Rosetta Stone, Inc.*	133	1,696
Intevac, Inc.*	267	1,631
Limelight Networks, Inc.*	697	1,631
MoSys, Inc.*	398	1,608
Ultra Clean Holdings*	280	1,599
DSP Group, Inc.*	263	1,562
PC-Telephone, Inc.	220	1,551
Ubiquiti Networks, Inc.*	129	1,535
Aeroflex Holding Corp.*	231	1,532
Agilysys, Inc.*	176	1,514
Mindspeed Technologies, Inc.*	434	1,502
Datalink Corp.*	180	1,490
Mesa Laboratories, Inc.	30	1,451
QuickLogic Corp.*	510	1,428
NeoPhotonics Corp.*	238	1,390
Numerex Corp. — Class A*	120	1,360
iPass, Inc.*	610	1,342
Axcelis Technologies, Inc.*	1,263	1,326
EPAM Systems, Inc.*	70	1,326
Pervasive Software, Inc.*	150	1,290
AXT, Inc.*	381	1,288
Tessco Technologies, Inc.	60	1,270
Hackett Group, Inc.*	300	1,254
Westell Technologies, Inc. — Class A*	568	1,216
PC Connection, Inc.	105	1,209
GSI Technology, Inc.*	242	1,198
Key Tronic Corp.*	120	1,190
Intermolecular, Inc.*	163	1,157
ANADIGICS, Inc.*	822	1,143
TeleNav, Inc.*	190	1,134
STR Holdings, Inc.*	353	1,094
TechTarget, Inc.*	179	1,058
Innodata, Inc.*	260	1,053
QAD, Inc. — Class A*	77	1,046
Proofpoint, Inc.*	70	1,040
Marchex, Inc. — Class B	267	1,020
Neonode, Inc.*	260	980
Radisys Corp.*	271	976
Viasystems Group, Inc.*	55	952
Carbonite, Inc.*	134	939
AVG Technologies N.V.*	95	912
M/A-COM Technology Solutions Holdings, Inc.*	70	889
FalconStor Software, Inc.*	369	867
Brightcove, Inc.*	73	853
Aware, Inc.	130	819
Spark Networks, Inc.*	130	796
Mattersight Corp.*	120	710
Mattson Technology, Inc.*	690	669
MeetMe, Inc.*	218	621
Synacor, Inc.*	80	606
Sapiens International Corporation N.V.*	160	582
Audience, Inc.*	70	434
Envivio, Inc.*	90	198
Ambient Corp.*	30	158
Total Information Technology		2,412,301
Industrials - 6.7%
Genesee & Wyoming, Inc. — Class A*	474	31,691
Acuity Brands, Inc.	491	31,076
Alaska Air Group, Inc.*	824	28,889
Dollar Thrifty Automotive Group, Inc.*	329	28,600
Hexcel Corp.*	1,165	27,983
Teledyne Technologies, Inc.*	433	27,448
Woodward, Inc.	806	27,389
Robbins & Myers, Inc.	448	26,701
CLARCOR, Inc.	588	26,242
Chart Industries, Inc.*	355	26,217
AO Smith Corp.	451	25,951
Watsco, Inc.	339	25,693
Middleby Corp.*	219	25,325
Old Dominion Freight Line, Inc.*	829	25,003
Actuant Corp. — Class A	849	24,298
HEICO Corp.	622	24,065
EMCOR Group, Inc.	780	22,261
Corporate Executive Board Co.	397	21,291
Portfolio Recovery Associates, Inc.*	202	21,094
Applied Industrial Technologies, Inc.	503	20,839
Esterline Technologies Corp.*	364	20,435
Moog, Inc. — Class A*	529	20,033
US Airways Group, Inc.*	1,913	20,010
Geo Group, Inc.	718	19,867
Belden, Inc.	535	19,731
EnerSys, Inc.*	558	19,692
Tetra Tech, Inc.*	744	19,537
Advisory Board Co.*	403	19,275
Avis Budget Group, Inc.*	1,247	19,179
USG Corp.*	861	18,899
Deluxe Corp.	597	18,245
Healthcare Services Group, Inc.	790	18,067
Curtiss-Wright Corp.	551	18,018
Brady Corp. — Class A	574	16,807
Franklin Electric Company, Inc.	277	16,756
Atlas Air Worldwide Holdings, Inc.*	311	16,057
Acacia Research Corp.*	582	15,953

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Industrials - 6.7% (continued)
Barnes Group, Inc.	634	$15,856
Beacon Roofing Supply, Inc.*	545	15,533
Mueller Industries, Inc.	319	14,505
Brink's Co.	562	14,438
HNI Corp.	529	13,496
MasTec, Inc.*	681	13,416
Simpson Manufacturing Company, Inc.	466	13,337
Watts Water Technologies, Inc. — Class A	351	13,278
Herman Miller, Inc.	680	13,220
JetBlue Airways Corp.*	2,729	13,072
FTI Consulting, Inc.*	489	13,047
Granite Construction, Inc.	452	12,981
Hub Group, Inc. — Class A*	430	12,762
Raven Industries, Inc.	432	12,714
RBC Bearings, Inc.*	264	12,698
ESCO Technologies, Inc.	326	12,665
United Stationers, Inc.	473	12,307
Mine Safety Appliances Co.	323	12,038
ABM Industries, Inc.	628	11,888
II-VI, Inc.*	616	11,716
AZZ, Inc.	308	11,698
TAL International Group, Inc.	338	11,485
Kaman Corp.	316	11,332
UniFirst Corp.	169	11,288
Werner Enterprises, Inc.	517	11,048
Allegiant Travel Co. — Class A*	171	10,835
Lindsay Corp.	149	10,723
Briggs & Stratton Corp.	568	10,605
Amerco, Inc.	98	10,423
Universal Forest Products, Inc.	249	10,343
Forward Air Corp.	335	10,187
On Assignment, Inc.*	511	10,179
Orbital Sciences Corp.*	697	10,148
Knight Transportation, Inc.	676	9,667
Huron Consulting Group, Inc.*	272	9,471
Tennant Co.	221	9,463
Interface, Inc. — Class A	691	9,128
Cubic Corp.	182	9,111
Trimas Corp.*	372	8,969
Mueller Water Products, Inc. — Class A	1,828	8,957
Exponent, Inc.*	154	8,792
Steelcase, Inc. — Class A	890	8,767
DigitalGlobe, Inc.*	428	8,727
Titan International, Inc.	494	8,723
Aegion Corp. — Class A*	455	8,718
Korn/Ferry International*	563	8,631
EnPro Industries, Inc.*	239	8,606
ACCO Brands Corp.*	1,323	8,586
Kaydon Corp.	378	8,445
Spirit Airlines, Inc.*	491	8,386
Quanex Building Products Corp.	432	8,139
McGrath RentCorp	304	7,931
Swift Transportation Co. — Class A*	920	7,930
Aircastle Ltd.	692	7,840
Knoll, Inc.	559	7,798
CIRCOR International, Inc.	206	7,777
AAR Corp.	469	7,701
Blount International, Inc.*	572	7,528
Mobile Mini, Inc.*	450	7,520
Rush Enterprises, Inc. — Class A*	390	7,511
Heartland Express, Inc.	561	7,495
Astec Industries, Inc.*	236	7,460
TrueBlue, Inc.*	473	7,436
Team, Inc.*	232	7,389
Encore Capital Group, Inc.*	260	7,348
Ceradyne, Inc.	289	7,060
Albany International Corp. — Class A	320	7,030
Generac Holdings, Inc.	301	6,890
American Science & Engineering, Inc.	105	6,889
Navigant Consulting, Inc.*	621	6,862
G&K Services, Inc. — Class A	219	6,857
Seaboard Corp.*	3	6,780
Insperity, Inc.	265	6,686
GenCorp, Inc.*	700	6,643
Standex International Corp.	149	6,623
Resources Connection, Inc.	503	6,594
Sun Hydraulics Corp.	244	6,483
Apogee Enterprises, Inc.	325	6,377
Encore Wire Corp.	217	6,349
RailAmerica, Inc.*	231	6,346
Cascade Corp.	114	6,240
Rexnord Corp.*	340	6,195
SkyWest, Inc.	593	6,126
Sykes Enterprises, Inc.*	455	6,115
Altra Holdings, Inc.	320	5,824
Trex Company, Inc.*	169	5,766
Wabash National Corp.*	796	5,675
Sauer-Danfoss, Inc.	139	5,589
Dycom Industries, Inc.*	388	5,579
John Bean Technologies Corp.	341	5,569
Griffon Corp.	535	5,511
Great Lakes Dredge & Dock Corp.	690	5,313
National Presto Industries, Inc.	71	5,174
DXP Enterprises, Inc.*	108	5,159
Quad/Graphics, Inc.[1]	298	5,054
Ennis, Inc.	306	5,021
Nortek, Inc.*	90	4,926
Gorman-Rupp Co.	182	4,914
Viad Corp.	235	4,902
MYR Group, Inc.*	245	4,888
InnerWorkings, Inc.*	374	4,869
Comfort Systems USA, Inc.	444	4,853
Meritor, Inc.*	1,132	4,800
GeoEye, Inc.*	181	4,784
Tutor Perini Corp.*	414	4,736
Aerovironment, Inc.*	201	4,717
US Ecology, Inc.	215	4,640
Kimball International, Inc. — Class B	378	4,619

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Industrials - 6.7% (continued)
Textainer Group Holdings Ltd.	151	$4,613
ICF International, Inc.*	229	4,603
Federal Signal Corp.*	727	4,595
Primoris Services Corp.	350	4,568
Gibraltar Industries, Inc.*	356	4,564
Layne Christensen Co.*	227	4,451
Mistras Group, Inc.*	188	4,362
Greenbrier Companies, Inc.*	269	4,342
AAON, Inc.	218	4,292
Thermon Group Holdings, Inc.*	170	4,248
Astronics Corp.*	137	4,220
Powell Industries, Inc.*	108	4,176
Standard Parking Corp.*	185	4,150
H&E Equipment Services, Inc.	330	4,000
Titan Machinery, Inc.*	197	3,995
Kforce, Inc.*	337	3,973
Kelly Services, Inc. — Class A	313	3,944
Taser International, Inc.*	650	3,920
EnerNOC, Inc.*	298	3,868
Saia, Inc.*	191	3,847
Douglas Dynamics, Inc.	259	3,831
Celadon Group, Inc.	231	3,712
Global Power Equipment Group, Inc.	200	3,698
Multi-Color Corp.	155	3,590
LB Foster Co. — Class A	111	3,590
Columbus McKinnon Corp.*	235	3,551
GP Strategies Corp.*	182	3,516
Capstone Turbine Corp.*	3,486	3,486
American Railcar Industries, Inc.*	121	3,429
Hawaiian Holdings, Inc.*	598	3,343
Kadant, Inc.*	142	3,293
Marten Transport Ltd.	186	3,268
CAI International, Inc.*	151	3,099
Echo Global Logistics, Inc.*	177	3,036
Aceto Corp.	316	2,986
Wesco Aircraft Holdings, Inc.*	208	2,841
Alamo Group, Inc.	84	2,838
RPX Corp.*	250	2,803
Lydall, Inc.*	196	2,762
Air Transport Services Group, Inc.*	624	2,746
Ameresco, Inc. — Class A*	232	2,740
CBIZ, Inc.*	455	2,739
Builders FirstSource, Inc.*	527	2,735
Kratos Defense & Security Solutions, Inc.*	465	2,716
KEYW Holding Corp.*	217	2,713
CDI Corp.	159	2,708
Odyssey Marine Exploration, Inc.*	852	2,692
Heidrick & Struggles International, Inc.	211	2,688
Northwest Pipe Co.*	109	2,687
Republic Airways Holdings, Inc.*	565	2,616
FreightCar America, Inc.	147	2,615
Accuride Corp.*	553	2,577
XPO Logistics, Inc.*	210	2,570
SeaCube Container Leasing Ltd.	137	2,569
EnergySolutions, Inc.*	933	2,547
Furmanite Corp.*	437	2,482
Insteel Industries, Inc.	211	2,475
Michael Baker Corp.*	103	2,458
Consolidated Graphics, Inc.*	94	2,452
Zipcar, Inc.*	315	2,451
Arkansas Best Corp.	309	2,447
Roadrunner Transportation Systems, Inc.*	150	2,427
American Woodmark Corp.*	121	2,416
Orion Marine Group, Inc.*	319	2,370
Houston Wire & Cable Co.	220	2,367
Dynamic Materials Corp.	156	2,343
Quality Distribution, Inc.*	251	2,322
Patriot Transportation Holding, Inc.*	81	2,258
Park-Ohio Holdings Corp.*	103	2,232
Graham Corp.	119	2,150
Argan, Inc.	123	2,146
LMI Aerospace, Inc.*	105	2,146
NCI Building Systems, Inc.*	213	2,136
Miller Industries, Inc.	133	2,135
Commercial Vehicle Group, Inc.*	290	2,132
Barrett Business Services, Inc.	78	2,114
CRA International, Inc.*	121	2,091
Flow International Corp.*	561	2,076
Heritage-Crystal Clean, Inc.*	104	2,064
Pendrell Corp.*	1,805	2,040
Proto Labs, Inc.*	60	2,029
Hurco Companies, Inc.*	87	1,991
PMFG, Inc.*	246	1,990
Franklin Covey Co.*	164	1,968
Sterling Construction Company, Inc.*	194	1,936
Dolan Co.*	359	1,931
Schawk, Inc. — Class A	146	1,905
American Superconductor Corp.*	456	1,892
Acorn Energy, Inc.	210	1,873
American Reprographics Co.*	438	1,870
Ampco-Pittsburgh Corp.	101	1,863
Swisher Hygiene, Inc.*	1,313	1,812
Hudson Global, Inc.*	392	1,748
NN, Inc.*	205	1,740
Twin Disc, Inc.	96	1,718
Pike Electric Corp.*	206	1,638
Pacer International, Inc.*	410	1,632
Rand Logistics, Inc.*	210	1,581
Met-Pro Corp.	176	1,575
FuelCell Energy, Inc.*	1,772	1,559
LSI Industries, Inc.	228	1,537
Energy Recovery, Inc.*	518	1,533
TMS International Corp. — Class A*	153	1,515
Vicor Corp.	227	1,514
Courier Corp.	121	1,479
Hardinge, Inc.	140	1,435
Cenveo, Inc.*	625	1,431
Asset Acceptance Capital Corp.*	190	1,417
WageWorks, Inc.*	80	1,396
Edgen Group, Inc. — Class A*	180	1,395

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Industrials - 6.7% (continued)
TRC Companies, Inc.*	183	$1,376
Preformed Line Products Co.	25	1,358
Genco Shipping & Trading Ltd.*	363	1,336
Casella Waste Systems, Inc. — Class A*	309	1,323
VSE Corp.	54	1,322
Asta Funding, Inc.	140	1,315
Eastern Co.	70	1,312
Metalico, Inc.*	474	1,213
AT Cross Co. — Class A*	120	1,196
International Shipholding Corp.	68	1,147
Hill International, Inc.*	262	1,142
Intersections, Inc.	107	1,128
API Technologies Corp.*	380	1,091
Coleman Cable, Inc.	106	1,022
Universal Truckload Services, Inc.	63	1,006
NL Industries, Inc.	80	919
CPI Aerostructures, Inc.*	80	867
Sypris Solutions, Inc.	120	857
CECO Environmental Corp.	80	782
Patrick Industries, Inc.*	50	774
PGT, Inc.*	230	754
Willis Lease Finance Corp.*	60	740
SIFCO Industries, Inc.	40	728
BlueLinx Holdings, Inc.*	290	679
Enphase Energy, Inc.*	90	373
Compx International, Inc.	22	334
A123 Systems, Inc.*	1,308	327
Omega Flex, Inc.*	29	308
Total Industrials		2,078,278
Consumer Discretionary - 6.4%
Cabela's, Inc.*	556	30,403
Six Flags Entertainment Corp.	473	27,813
Domino's Pizza, Inc.	671	25,296
Wolverine World Wide, Inc.	568	25,202
Sotheby's	793	24,979
Warnaco Group, Inc.*	481	24,965
Vail Resorts, Inc.	423	24,386
Rent-A-Center, Inc. — Class A	695	24,381
Brunswick Corp.	1,053	23,828
Pool Corp.	555	23,077
Life Time Fitness, Inc.*	503	23,007
Cheesecake Factory, Inc.	639	22,843
HSN, Inc.	454	22,269
ANN, Inc.*	569	21,469
Pier 1 Imports, Inc.	1,143	21,419
Dana Holding Corp.	1,729	21,266
Select Comfort Corp.*	658	20,760
Steven Madden Ltd.*	466	20,374
Men's Wearhouse, Inc.	590	20,314
Vitamin Shoppe, Inc.*	348	20,295
Tenneco, Inc.*	711	19,908
Buffalo Wild Wings, Inc.*	226	19,377
Genesco, Inc.*	287	19,152
Hibbett Sports, Inc.*	311	18,489
MDC Holdings, Inc.	450	17,329
Children's Place Retail Stores, Inc.*	287	17,220
Crocs, Inc.*	1,053	17,069
Lumber Liquidators Holdings, Inc.*	334	16,927
Coinstar, Inc.*	371	16,687
Fifth & Pacific Companies, Inc.*	1,262	16,128
Jos. A. Bank Clothiers, Inc.*	332	16,095
Group 1 Automotive, Inc.	264	15,901
Ryland Group, Inc.	526	15,780
New York Times Co. — Class A*	1,588	15,498
Express, Inc.*	1,044	15,472
Collective Brands, Inc.*	712	15,458
Lions Gate Entertainment Corp.*	997	15,224
Iconix Brand Group, Inc.*	829	15,121
Cracker Barrel Old Country Store, Inc.	225	15,100
Penske Automotive Group, Inc.	492	14,804
Meredith Corp.	419	14,665
Buckle, Inc.	321	14,583
Jack in the Box, Inc.*	511	14,364
Ryman Hospitality Properties*	361	14,269
Cooper Tire & Rubber Co.	736	14,116
Live Nation Entertainment, Inc.*	1,633	14,060
Finish Line, Inc. — Class A	601	13,667
Meritage Homes Corp.*	359	13,653
Bob Evans Farms, Inc.	340	13,304
Saks, Inc.*	1,290	13,300
Shutterfly, Inc.*	420	13,070
BJ's Restaurants, Inc.*	286	12,970
KB Home	901	12,929
Aeropostale, Inc.*	945	12,786
Regis Corp.	691	12,701
Francesca's Holdings Corp.*	413	12,691
Monro Muffler Brake, Inc.	360	12,668
Texas Roadhouse, Inc. — Class A	733	12,534
Jones Group, Inc.	960	12,355
Valassis Communications, Inc.*	496	12,246
Arbitron, Inc.	312	11,825
Peet's Coffee & Tea, Inc.*	161	11,808
Helen of Troy Ltd.*	370	11,777
Hillenbrand, Inc.	647	11,769
Papa John's International, Inc.*	211	11,270
Marriott Vacations Worldwide Corp.*	310	11,166
Grand Canyon Education, Inc.*	463	10,894
Sturm Ruger & Company, Inc.	220	10,887
National CineMedia, Inc.	659	10,788
WMS Industries, Inc.*	640	10,482
Shuffle Master, Inc.*	642	10,149
DineEquity, Inc.*	180	10,080
Churchill Downs, Inc.	160	10,035
Orient-Express Hotels Ltd. — Class A*	1,124	10,004
Matthews International Corp. — Class A	330	9,841
Scholastic Corp.	306	9,725
Cato Corp. — Class A	320	9,507
International Speedway Corp. — Class A	335	9,504

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Consumer Discretionary - 6.4% (continued)
Strayer Education, Inc.	146	$9,395
Oxford Industries, Inc.	162	9,145
Asbury Automotive Group, Inc.*	327	9,140
Dorman Products, Inc.*	290	9,138
Ascent Capital Group, Inc. — Class A*	168	9,074
Sonic Automotive, Inc. — Class A	478	9,072
Pinnacle Entertainment, Inc.*	738	9,041
La-Z-Boy, Inc.*	611	8,939
Skechers U.S.A., Inc. — Class A*	436	8,894
American Axle & Manufacturing Holdings, Inc.*	779	8,779
Interval Leisure Group, Inc.	463	8,765
Lithia Motors, Inc. — Class A	261	8,694
Standard Pacific Corp.*	1,283	8,673
NACCO Industries, Inc. — Class A	69	8,653
Belo Corp. — Class A	1,099	8,606
Office Depot, Inc.*	3,333	8,532
Smith & Wesson Holding Corp.*	757	8,335
Steiner Leisure Ltd.*	177	8,239
Brown Shoe Company, Inc.	512	8,207
OfficeMax, Inc.	1,007	7,865
American Public Education, Inc.*	212	7,723
Stage Stores, Inc.	364	7,666
Columbia Sportswear Co.	141	7,614
Stewart Enterprises, Inc. — Class A	878	7,371
iRobot Corp.*	322	7,329
AFC Enterprises, Inc.*	295	7,257
Sonic Corp.*	706	7,251
Zumiez, Inc.*	254	7,043
G-III Apparel Group Ltd.*	194	6,965
Biglari Holdings, Inc.*	19	6,936
Ameristar Casinos, Inc.	387	6,889
American Greetings Corp. — Class A	405	6,804
Movado Group, Inc.	201	6,778
Sinclair Broadcast Group, Inc. — Class A	603	6,760
Drew Industries, Inc.*	222	6,707
CEC Entertainment, Inc.	217	6,536
True Religion Apparel, Inc.	298	6,356
Pep Boys-Manny Moe & Jack	624	6,352
Core-Mark Holding Company, Inc.	132	6,351
K12, Inc.*	312	6,302
Arctic Cat, Inc.*	152	6,302
Ethan Allen Interiors, Inc.	282	6,181
Blue Nile, Inc.*	165	6,120
Fred's, Inc. — Class A	428	6,091
Tumi Holdings, Inc.*	250	5,885
Vera Bradley, Inc.*	241	5,748
rue21, Inc.*	184	5,732
Maidenform Brands, Inc.*	277	5,673
Krispy Kreme Doughnuts, Inc.*	698	5,535
Scientific Games Corp. — Class A*	665	5,500
Denny's Corp.*	1,124	5,451
Red Robin Gourmet Burgers, Inc.*	167	5,438
Ruby Tuesday, Inc.*	750	5,438
Capella Education Co.*	154	5,399
LeapFrog Enterprises, Inc. — Class A*	588	5,304
Multimedia Games Holding Company, Inc.*	331	5,207
Beazer Homes USA, Inc.*	1,432	5,084
Quiksilver, Inc.*	1,530	5,080
Callaway Golf Co.	761	4,673
Boyd Gaming Corp.*	649	4,582
Superior Industries International, Inc.	265	4,529
JAKKS Pacific, Inc.	307	4,473
M/I Homes, Inc.*	230	4,448
Hot Topic, Inc.	497	4,324
America's Car-Mart, Inc.*	95	4,320
Gentherm, Inc.*	345	4,292
Winnebago Industries, Inc.*	337	4,256
Standard Motor Products, Inc.	231	4,255
Barnes & Noble, Inc.*	332	4,243
Fisher Communications, Inc.*	111	4,080
Conn's, Inc.*	185	4,079
Hovnanian Enterprises, Inc. — Class A*	1,174	4,062
Modine Manufacturing Co.*	548	4,044
Shoe Carnival, Inc.	166	3,906
Libbey, Inc.*	244	3,850
Cavco Industries, Inc.*	83	3,809
EW Scripps Co. — Class A*	348	3,706
Mattress Firm Holding Corp.*	131	3,688
Digital Generation, Inc.*	322	3,658
MDC Partners, Inc. — Class A	295	3,640
Harte-Hanks, Inc.	523	3,624
Universal Technical Institute, Inc.	258	3,535
NutriSystem, Inc.	330	3,475
Town Sports International Holdings, Inc.*	276	3,414
Bravo Brio Restaurant Group, Inc.*	234	3,405
Wet Seal, Inc. — Class A*	1,064	3,352
Caribou Coffee Company, Inc.*	244	3,350
Tuesday Morning Corp.*	496	3,249
Perry Ellis International, Inc.*	146	3,219
Universal Electronics, Inc.*	179	3,147
Haverty Furniture Companies, Inc.	223	3,095
Blyth, Inc.	118	3,067
Fiesta Restaurant Group, Inc.*	186	2,952
Caesars Entertainment Corp.*	434	2,951
Fuel Systems Solutions, Inc.*	167	2,871
Destination Maternity Corp.	152	2,842
Exide Technologies*	916	2,840
RadioShack Corp.	1,170	2,785
Central European Media Enterprises Ltd. — Class A*	423	2,754
Stein Mart, Inc.*	316	2,689
Skullcandy, Inc.*	195	2,681
Journal Communications, Inc. — Class A*	508	2,642

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Consumer Discretionary - 6.4% (continued)
Ruth's Hospitality Group, Inc.*	411	$2,618
World Wrestling Entertainment, Inc. — Class A	319	2,568
Zagg, Inc.*	300	2,559
Marcus Corp.	229	2,542
PetMed Express, Inc.	239	2,400
Carmike Cinemas, Inc.*	210	2,363
Casual Male Retail Group, Inc.*	494	2,287
CSS Industries, Inc.	111	2,281
Career Education Corp.*	600	2,262
Corinthian Colleges, Inc.*	920	2,190
Black Diamond, Inc.*	248	2,175
Citi Trends, Inc.*	173	2,172
Speedway Motorsports, Inc.	140	2,156
Unifi, Inc.*	168	2,154
Bridgepoint Education, Inc.*	205	2,081
bebe stores, Inc.	433	2,078
MarineMax, Inc.*	247	2,048
Steinway Musical Instruments, Inc.*	84	2,046
Tilly's, Inc. — Class A*	110	2,016
Federal-Mogul Corp.*	220	2,013
Spartan Motors, Inc.	398	1,990
Weyco Group, Inc.	81	1,972
Entercom Communications Corp. — Class A*	286	1,962
Big 5 Sporting Goods Corp.	197	1,960
Body Central Corp.*	187	1,954
Saga Communications, Inc. — Class A*	47	1,904
Gordmans Stores, Inc.*	103	1,900
Mac-Gray Corp.	141	1,891
Rentrak Corp.*	110	1,862
West Marine, Inc.*	174	1,850
Carriage Services, Inc. — Class A	190	1,837
Cumulus Media, Inc. — Class A*	668	1,830
Vitacost.com, Inc.*	260	1,763
Jamba, Inc.*	786	1,753
Morgans Hotel Group Co.*	272	1,746
Kirkland's, Inc.*	174	1,728
Isle of Capri Casinos, Inc.*	246	1,710
Hooker Furniture Corp.	130	1,689
Winmark Corp.	31	1,676
Stoneridge, Inc.*	335	1,665
Systemax, Inc.*	138	1,630
Bassett Furniture Industries, Inc.	130	1,619
LIN TV Corp. — Class A*	360	1,584
VOXX International Corp. — Class A*	211	1,578
RG Barry Corp.	107	1,577
Luby's, Inc.*	230	1,548
McClatchy Co. — Class A*	674	1,503
ReachLocal, Inc.*	118	1,480
Global Sources Ltd.*	224	1,469
Johnson Outdoors, Inc. — Class A*	68	1,455
Cherokee, Inc.	99	1,441
Teavana Holdings, Inc.*	109	1,421
Bon-Ton Stores, Inc.	148	1,406
Nexstar Broadcasting Group, Inc. — Class A*	131	1,391
Overstock.com, Inc.*	134	1,388
Lifetime Brands, Inc.	114	1,358
Einstein Noah Restaurant Group, Inc.	74	1,309
Outdoor Channel Holdings, Inc.	178	1,296
hhgregg, Inc.*	187	1,290
Sealy Corp.*	590	1,286
New York & Company, Inc.*	316	1,185
Reading International, Inc. — Class A*	200	1,180
Culp, Inc.	100	1,176
Delta Apparel, Inc.*	85	1,170
Lincoln Educational Services Corp.	270	1,134
1-800-Flowers.com, Inc. — Class A*	303	1,130
Ignite Restaurant Group, Inc.*	80	1,115
MTR Gaming Group, Inc.*	260	1,095
Bluegreen Corp.*	170	1,068
Geeknet, Inc.*	55	1,064
K-Swiss, Inc. — Class A*	306	1,050
Red Lion Hotels Corp.*	167	1,044
Martha Stewart Living Omnimedia — Class A	338	1,038
Flexsteel Industries, Inc.	50	1,035
Carrols Restaurant Group, Inc.*	176	1,014
Education Management Corp.*	315	980
Nathan's Famous, Inc.*	30	944
Daily Journal Corp.*	10	938
Monarch Casino & Resort, Inc.*	100	871
Collectors Universe, Inc.	60	842
Marine Products Corp.	134	799
Frisch's Restaurants, Inc.	40	794
Entravision Communications Corp. — Class A	589	789
Shiloh Industries, Inc.	65	729
Premier Exhibitions, Inc.*	300	711
Orbitz Worldwide, Inc.*	275	701
Crown Media Holdings, Inc. — Class A*	405	676
Salem Communications Corp. — Class A	120	629
National American University Holdings, Inc.	122	610
US Auto Parts Network, Inc.*	173	599
Tower International, Inc.*	71	547
CafePress, Inc.*	60	547
Perfumania Holdings, Inc.*	60	432
Orchard Supply Hardware Stores Corp. — Class A*	20	290
Beasley Broadcasting Group, Inc. — Class A*	50	244
Value Line, Inc.	14	137
Dial Global, Inc.*	46	125
Total Consumer Discretionary		1,974,839

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Health Care - 6.1%
Pharmacyclics, Inc.*	635	$40,959
athenahealth, Inc.*	415	38,084
Cubist Pharmaceuticals, Inc.*	744	35,475
HMS Holdings Corp.*	1,016	33,966
Align Technology, Inc.*	838	30,980
Seattle Genetics, Inc.*	1,112	29,968
Alkermes plc*	1,437	29,818
Medicis Pharmaceutical Corp. — Class A	672	29,078
WellCare Health Plans, Inc.*	497	28,105
Jazz Pharmaceuticals plc*	492	28,050
HealthSouth Corp.*	1,119	26,922
Cepheid, Inc.*	761	26,262
ViroPharma, Inc.*	820	24,781
STERIS Corp.	686	24,332
Haemonetics Corp.*	297	23,819
Centene Corp.*	599	22,409
Owens & Minor, Inc.	741	22,141
Par Pharmaceutical Companies, Inc.*	429	21,441
PAREXEL International Corp.*	694	21,348
West Pharmaceutical Services, Inc.	394	20,910
Vivus, Inc.*	1,167	20,796
Impax Laboratories, Inc.*	790	20,508
Arena Pharmaceuticals, Inc.*	2,308	19,203
Air Methods Corp.*	155	18,502
Theravance, Inc.*	706	18,292
Volcano Corp.*	636	18,171
Cyberonics, Inc.*	323	16,932
Medicines Co.*	651	16,802
Magellan Health Services, Inc.*	321	16,567
Isis Pharmaceuticals, Inc.*	1,169	16,448
HeartWare International, Inc.*	169	15,969
MWI Veterinary Supply, Inc.*	149	15,895
Chemed Corp.	225	15,590
Nektar Therapeutics*	1,339	14,301
Immunogen, Inc.*	968	14,133
Masimo Corp.*	582	14,073
Auxilium Pharmaceuticals, Inc.*	567	13,869
PSS World Medical, Inc.*	590	13,440
PDL BioPharma, Inc.	1,631	12,542
MedAssets, Inc.*	689	12,263
Acorda Therapeutics, Inc.*	468	11,985
DexCom, Inc.*	797	11,979
Insulet Corp.*	555	11,977
NuVasive, Inc.*	510	11,684
Questcor Pharmaceuticals, Inc.*,1	628	11,618
Neogen Corp.*	270	11,529
Medidata Solutions, Inc.*	274	11,371
Hanger, Inc.*	394	11,240
Ironwood Pharmaceuticals, Inc. — Class A*	877	11,208
Analogic Corp.	141	11,022
ArthroCare Corp.*	324	10,498
Amsurg Corp. — Class A*	368	10,444
Wright Medical Group, Inc.*	471	10,414
Alnylam Pharmaceuticals, Inc.*	536	10,071
Orthofix International N.V.*	223	9,979
Dynavax Technologies Corp.*	2,046	9,739
Sunrise Senior Living, Inc.*	681	9,718
Luminex Corp.*	496	9,642
Integra LifeSciences Holdings Corp.*	228	9,371
Meridian Bioscience, Inc.	487	9,341
CONMED Corp.	326	9,291
NPS Pharmaceuticals, Inc.*	1,001	9,259
Team Health Holdings, Inc.*	341	9,251
ICU Medical, Inc.*	152	9,193
Abaxis, Inc.*	251	9,016
Molina Healthcare, Inc.*	355	8,928
Affymax, Inc.*	423	8,908
Endologix, Inc.*	643	8,886
IPC The Hospitalist Company, Inc.*	193	8,820
Akorn, Inc.*	667	8,818
Dendreon Corp.*	1,810	8,742
Quality Systems, Inc.	471	8,737
Rigel Pharmaceuticals, Inc.*	836	8,569
Bio-Reference Labs, Inc.*	295	8,431
Exelixis, Inc.*	1,737	8,372
ABIOMED, Inc.*	395	8,291
Spectrum Pharmaceuticals, Inc.*	695	8,132
Momenta Pharmaceuticals, Inc.*	547	7,970
Halozyme Therapeutics, Inc.*	1,053	7,961
Optimer Pharmaceuticals, Inc.*	549	7,752
Emeritus Corp.*	362	7,580
NxStage Medical, Inc.*	571	7,543
MAKO Surgical Corp.*	432	7,521
Conceptus, Inc.*	369	7,494
Accretive Health, Inc.*	668	7,455
Exact Sciences Corp.*	667	7,344
Merit Medical Systems, Inc.*	486	7,256
Landauer, Inc.	121	7,226
OraSure Technologies, Inc.*	632	7,028
Kindred Healthcare, Inc.*	615	6,999
Computer Programs & Systems, Inc.	125	6,944
InterMune, Inc.*	765	6,862
Cantel Medical Corp.	251	6,797
Greatbatch, Inc.*	277	6,739
Genomic Health, Inc.*	191	6,626
Achillion Pharmaceuticals, Inc.*	623	6,485
Acadia Healthcare Company, Inc.*	270	6,440
Synageva BioPharma Corp.*	120	6,412
HealthStream, Inc.*	223	6,347
Ensign Group, Inc.	206	6,305
Quidel Corp.*	330	6,247
Neurocrine Biosciences, Inc.*	770	6,145
Array BioPharma, Inc.*	1,041	6,100
National Healthcare Corp.	123	5,872
Accuray, Inc.*	829	5,869
Spectranetics Corp.*	396	5,841
Santarus, Inc.*	640	5,683
Omnicell, Inc.*	393	5,463
Lexicon Pharmaceuticals, Inc.*	2,323	5,389
Infinity Pharmaceuticals, Inc.*	228	5,369

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Health Care - 6.1% (continued)
Atrion Corp.	24	$5,316
Invacare Corp.	373	5,274
Opko Health, Inc.*	1,248	5,217
AVANIR Pharmaceuticals, Inc. — Class A*	1,598	5,114
ExamWorks Group, Inc.*	341	5,088
Amedisys, Inc.*	358	4,944
Capital Senior Living Corp.*	338	4,891
XenoPort, Inc.*	423	4,848
Metropolitan Health Networks, Inc.*	517	4,829
AVEO Pharmaceuticals, Inc.*	463	4,820
AMN Healthcare Services, Inc.*	476	4,789
Sequenom, Inc.*	1,344	4,744
Triple-S Management Corp. — Class B*	226	4,723
Antares Pharma, Inc.*	1,076	4,691
BioScrip, Inc.*	512	4,664
Healthways, Inc.*	395	4,625
Vanguard Health Systems, Inc.*	373	4,614
MAP Pharmaceuticals, Inc.*	292	4,546
AMAG Pharmaceuticals, Inc.*	256	4,541
Natus Medical, Inc.*	347	4,535
Select Medical Holdings Corp.*	403	4,526
Celldex Therapeutics, Inc.*	697	4,391
PharMerica Corp.*	345	4,368
Aegerion Pharmaceuticals, Inc.*	293	4,342
ZIOPHARM Oncology, Inc.*	795	4,333
Emergent Biosolutions, Inc.*	301	4,277
Hi-Tech Pharmacal Company, Inc.*	128	4,238
Symmetry Medical, Inc.*	426	4,213
Fluidigm Corp.*	247	4,199
Cambrex Corp.*	348	4,082
Orexigen Therapeutics, Inc.*	708	4,043
Universal American Corp.*	433	4,001
Gentiva Health Services, Inc.*	352	3,985
US Physical Therapy, Inc.	144	3,979
Idenix Pharmaceuticals, Inc.*	868	3,967
Curis, Inc.*	932	3,858
Depomed, Inc.*	651	3,847
Vical, Inc.*	889	3,840
Threshold Pharmaceuticals, Inc.*	530	3,837
MannKind Corp.*	1,316	3,790
Pacira Pharmaceuticals, Inc.*	216	3,758
SciClone Pharmaceuticals, Inc.*	671	3,724
Sangamo Biosciences, Inc.*	612	3,721
IRIS International, Inc.*	190	3,709
SurModics, Inc.*	182	3,680
Affymetrix, Inc.*	839	3,633
AngioDynamics, Inc.*	297	3,623
LHC Group, Inc.*	193	3,565
Enzon Pharmaceuticals, Inc.*	510	3,550
Ligand Pharmaceuticals, Inc. — Class B*	205	3,516
Arqule, Inc.*	687	3,511
Endocyte, Inc.*	346	3,450
Oncothyreon, Inc.*	669	3,439
Clovis Oncology, Inc.*	168	3,436
Synta Pharmaceuticals Corp.*	447	3,406
Astex Pharmaceuticals*	1,100	3,377
Corvel Corp.*	75	3,356
Tornier N.V.*	174	3,297
Raptor Pharmaceutical Corp.*	573	3,186
Staar Surgical Co.*	420	3,175
Cynosure, Inc. — Class A*	120	3,166
Navidea Biopharmaceuticals, Inc.*	1,128	3,102
Dyax Corp.*	1,150	2,990
Novavax, Inc.*	1,350	2,916
XOMA Corp.*	790	2,915
Unilife Corp.*	934	2,914
Vascular Solutions, Inc.*	194	2,873
Omeros Corp.*	300	2,820
Cytori Therapeutics, Inc.*	635	2,800
Vocera Communications, Inc.*	90	2,782
Obagi Medical Products, Inc.*	223	2,767
Cadence Pharmaceuticals, Inc.*	704	2,760
Repros Therapeutics, Inc.*	180	2,741
Immunomedics, Inc.*	774	2,717
RTI Biologics, Inc.*	646	2,694
Merge Healthcare, Inc.*	691	2,647
Geron Corp.*	1,553	2,640
Young Innovations, Inc.	65	2,542
Five Star Quality Care, Inc.*	496	2,535
Sun Healthcare Group, Inc.*	295	2,497
Epocrates, Inc.*	214	2,493
OncoGenex Pharmaceutical, Inc.*	175	2,480
BioCryst Pharmaceuticals, Inc.*	577	2,446
NewLink Genetics Corp.*	149	2,418
Keryx Biopharmaceuticals, Inc.*	829	2,338
Synergy Pharmaceuticals, Inc.*	480	2,294
Solta Medical, Inc.*	723	2,270
Palomar Medical Technologies, Inc.*	239	2,256
Cardiovascular Systems, Inc.*	193	2,231
Pain Therapeutics, Inc.*	441	2,227
CryoLife, Inc.	329	2,211
Osiris Therapeutics, Inc.*	200	2,210
Cerus Corp.*	637	2,166
Repligen Corp.*	360	2,146
PhotoMedex, Inc.*	150	2,109
Pozen, Inc.*	318	2,108
Anika Therapeutics, Inc.*	140	2,103
Almost Family, Inc.*	98	2,085
Providence Service Corp.*	159	2,065
Rockwell Medical Technologies, Inc.*	243	1,985
Exactech, Inc.*	105	1,872
Sagent Pharmaceuticals, Inc.*	117	1,866
Amicus Therapeutics, Inc.*	351	1,825
Sunesis Pharmaceuticals, Inc.*	317	1,791
Dusa Pharmaceuticals, Inc.*	259	1,759
Assisted Living Concepts, Inc. — Class A	224	1,709

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Health Care - 6.1% (continued)
Merrimack Pharmaceuticals, Inc.*	180	$1,688
Furiex Pharmaceuticals, Inc.*	88	1,679
Discovery Laboratories, Inc.*	510	1,673
Trius Therapeutics, Inc.*	285	1,662
National Research Corp.	33	1,659
Greenway Medical Technologies*	96	1,642
Targacept, Inc.*	327	1,599
Corcept Therapeutics, Inc.*	573	1,599
BioDelivery Sciences International, Inc.*	250	1,580
Biotime, Inc.*	369	1,550
Cross Country Healthcare, Inc.*	319	1,506
Zogenix, Inc.*	546	1,452
GTx, Inc.*	314	1,438
Skilled Healthcare Group, Inc. — Class A*	222	1,427
Rochester Medical Corp.*	120	1,417
Chindex International, Inc.*	133	1,374
Utah Medical Products, Inc.	40	1,360
Vanda Pharmaceuticals, Inc.*	335	1,350
SIGA Technologies, Inc.*	406	1,299
ImmunoCellular Therapeutics Ltd.*	460	1,293
Hansen Medical, Inc.*	643	1,254
AtriCure, Inc.*	168	1,250
Agenus, Inc.*	270	1,245
Harvard Bioscience, Inc.*	292	1,235
Ampio Pharmaceuticals, Inc.*	298	1,162
Derma Sciences, Inc.*	110	1,142
Zeltiq Aesthetics, Inc.*	201	1,134
Biospecifics Technologies Corp.*	58	1,126
EnteroMedics, Inc.*	300	1,095
Coronado Biosciences, Inc.*	210	1,092
Anacor Pharmaceuticals, Inc.*	163	1,073
Alphatec Holdings, Inc.*	638	1,053
Progenics Pharmaceuticals, Inc.*	358	1,027
PDI, Inc.*	120	956
Codexis, Inc.*	312	945
Cumberland Pharmaceuticals, Inc.*	140	904
Lannett Company, Inc.*	186	898
Mediware Information Systems*	40	876
Maxygen, Inc.	330	871
Horizon Pharma, Inc.*	246	854
Pernix Therapeutics Holdings*	107	797
Pacific Biosciences of California, Inc.*	435	796
ChemoCentryx, Inc.*	68	791
Transcept Pharmaceuticals, Inc.*	144	765
Verastem, Inc.*	77	723
Sucampo Pharmaceuticals, Inc. — Class A*	126	634
Ventrus Biosciences, Inc.*	150	537
Cornerstone Therapeutics, Inc.*	100	513
BG Medicine, Inc.*	129	475
Supernus Pharmaceuticals, Inc.*	40	462
Cempra, Inc.*	53	395
Acura Pharmaceuticals, Inc.*	137	238
Biolase, Inc.*	1	2
Total Health Care		1,887,571
Energy - 2.8%
Dril-Quip, Inc.*	466	33,497
Energy XXI Bermuda Ltd.	930	32,503
Rosetta Resources, Inc.*	615	29,459
Kodiak Oil & Gas Corp.*	3,082	28,848
Oasis Petroleum, Inc.*	942	27,761
Berry Petroleum Co. — Class A	613	24,906
Helix Energy Solutions Group, Inc.*	1,242	22,692
Lufkin Industries, Inc.	398	21,420
Bristow Group, Inc.	416	21,029
Gulfport Energy Corp.*	650	20,319
SemGroup Corp. — Class A*	494	18,204
Western Refining, Inc.	672	17,593
Targa Resources Corp.	344	17,317
Arch Coal, Inc.	2,490	15,762
Exterran Holdings, Inc.*	756	15,332
Hornbeck Offshore Services, Inc.*	418	15,320
Stone Energy Corp.*	576	14,469
McMoRan Exploration Co.*	1,190	13,983
Bill Barrett Corp.*	564	13,970
Cloud Peak Energy, Inc.*	718	12,996
Northern Oil and Gas, Inc.*	739	12,556
Key Energy Services, Inc.*	1,777	12,439
Forest Oil Corp.*	1,380	11,661
Carrizo Oil & Gas, Inc.*	461	11,530
PDC Energy, Inc.*	355	11,229
ION Geophysical Corp.*	1,547	10,736
Swift Energy Co.*	500	10,440
C&J Energy Services, Inc.*	522	10,388
Comstock Resources, Inc.*	559	10,274
Approach Resources, Inc.*	339	10,214
Gulfmark Offshore, Inc. — Class A*	308	10,176
Clean Energy Fuels Corp.*	767	10,101
Geospace Technologies Corp.*	80	9,793
Halcon Resources Corp.*	1,298	9,514
Hercules Offshore, Inc.*	1,856	9,058
Ship Finance International Ltd.	530	8,332
Newpark Resources, Inc.*	1,051	7,788
W&T Offshore, Inc.	409	7,681
Magnum Hunter Resources Corp.*	1,722	7,646
CVR Energy, Inc.*	202	7,424
Contango Oil & Gas Co.*	146	7,174
Rex Energy Corp.*	512	6,835
Crosstex Energy, Inc.	476	6,678
Heckmann Corp.*	1,572	6,602
EPL Oil & Gas, Inc.*	325	6,594
Rentech, Inc.*	2,667	6,561
Forum Energy Technologies, Inc.*	260	6,323
Nordic American Tankers Ltd.	620	6,250
Parker Drilling Co.*	1,376	5,821
Vaalco Energy, Inc.*	679	5,805
Pioneer Energy Services Corp.*	731	5,694
Quicksilver Resources, Inc.*	1,390	5,685

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Energy - 2.8% (continued)
TETRA Technologies, Inc.*	904	$5,469
Endeavour International Corp.*	541	5,231
Delek US Holdings, Inc.	203	5,174
Resolute Energy Corp.*	565	5,012
Gulf Island Fabrication, Inc.	173	4,822
PHI, Inc.*	153	4,813
FX Energy, Inc.*	616	4,595
Petroquest Energy, Inc.*	655	4,395
Solazyme, Inc.*	381	4,374
Vantage Drilling Co.*	2,243	4,127
Venoco, Inc.*	345	4,099
Basic Energy Services, Inc.*	356	3,994
Harvest Natural Resources, Inc.*	434	3,871
Goodrich Petroleum Corp.*	302	3,817
Tesco Corp.*	357	3,813
Triangle Petroleum Corp.*	517	3,702
Clayton Williams Energy, Inc.*	68	3,529
BPZ Resources, Inc.*	1,220	3,489
Penn Virginia Corp.	539	3,342
GasLog Ltd.*	280	3,242
Matrix Service Co.*	302	3,192
KiOR, Inc. — Class A*	317	2,948
Callon Petroleum Co.*	477	2,934
Sanchez Energy Corp.*	141	2,881
RigNet, Inc.*	154	2,849
Teekay Tankers Ltd. — Class A	742	2,775
Scorpio Tankers, Inc.*	442	2,652
Bonanza Creek Energy, Inc.*	111	2,615
Uranium Energy Corp.*	990	2,584
Panhandle Oil and Gas, Inc. — Class A	84	2,576
Warren Resources, Inc.*	831	2,526
Willbros Group, Inc.*	464	2,492
Mitcham Industries, Inc.*	156	2,485
Midstates Petroleum Company, Inc.*	280	2,422
Frontline Ltd.	600	2,304
Natural Gas Services Group, Inc.*	151	2,257
Dawson Geophysical Co.*	89	2,248
Abraxas Petroleum Corp.*	966	2,222
Synergy Resources Corp.*	470	1,960
Overseas Shipholding Group, Inc.	293	1,934
Knightsbridge Tankers Ltd.	284	1,860
Apco Oil and Gas International, Inc.	112	1,802
Green Plains Renewable Energy, Inc.*	307	1,799
Matador Resources Co.*	168	1,746
Miller Energy Resources, Inc.*	343	1,725
Cal Dive International, Inc.*	1,127	1,724
Evolution Petroleum Corp.*	199	1,608
Alon USA Energy, Inc.	114	1,562
Bolt Technology Corp.	100	1,438
Saratoga Resources, Inc.*	240	1,315
REX American Resources Corp.*	71	1,279
Isramco, Inc.*	11	1,276
Uranerz Energy Corp.*	764	1,245
Westmoreland Coal Co.*	124	1,231
TGC Industries, Inc.*	170	1,224
Global Geophysical Services, Inc.*	222	1,223
Amyris, Inc.*	351	1,207
CREDO Petroleum Corp.*	80	1,159
Gastar Exploration Ltd.*	684	1,135
Crimson Exploration, Inc.*	244	1,042
Union Drilling, Inc.*	158	1,025
Adams Resources & Energy, Inc.	30	915
ZaZa Energy Corp.*	290	861
Gevo, Inc.*	318	677
Hallador Energy Co.	78	650
Forbes Energy Services Ltd.*	180	630
Renewable Energy Group, Inc.*	87	579
Emerald Oil, Inc.*	563	467
Ceres, Inc.*	68	386
Total Energy		862,938
Materials - 2.3%
Coeur d'Alene Mines Corp.*	1,051	30,301
Eagle Materials, Inc.	539	24,934
Hecla Mining Co.	3,343	21,897
Sensient Technologies Corp.	579	21,285
Olin Corp.	933	20,274
Chemtura Corp.*	1,174	20,216
Louisiana-Pacific Corp.*	1,605	20,062
HB Fuller Co.	590	18,101
PolyOne Corp.	1,044	17,299
Stillwater Mining Co.*	1,351	15,928
Buckeye Technologies, Inc.	469	15,036
Minerals Technologies, Inc.	209	14,824
Georgia Gulf Corp.	395	14,306
Worthington Industries, Inc.	607	13,149
SunCoke Energy, Inc.*	814	13,122
Kaiser Aluminum Corp.	224	13,079
Balchem Corp.	348	12,782
Innophos Holdings, Inc.	256	12,413
Resolute Forest Products*	950	12,350
Schweitzer-Mauduit International, Inc.	372	12,272
Clearwater Paper Corp.*	281	11,608
American Vanguard Corp.	329	11,449
Graphic Packaging Holding Co.*	1,960	11,388
Globe Specialty Metals, Inc.	715	10,882
KapStone Paper and Packaging Corp.*	474	10,613
McEwen Mining, Inc.*	2,302	10,566
Texas Industries, Inc.	259	10,528
Boise, Inc.	1,191	10,433
AMCOL International Corp.	301	10,198
Kraton Performance Polymers, Inc.*	380	9,918
Calgon Carbon Corp.*	676	9,674
Stepan Co.	99	9,516
LSB Industries, Inc.*	214	9,388
Innospec, Inc.*	276	9,362
PH Glatfelter Co.	496	8,834
Deltic Timber Corp.	134	8,745
RTI International Metals, Inc.*	354	8,475

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Materials - 2.3% (continued)
Schnitzer Steel Industries, Inc. — Class A	300	$8,445
A. Schulman, Inc.	354	8,432
Koppers Holdings, Inc.	240	8,383
Haynes International, Inc.	149	7,770
Gold Resource Corp.	349	7,486
Flotek Industries, Inc.*	576	7,298
Quaker Chemical Corp.	153	7,141
OM Group, Inc.*	380	7,045
AK Steel Holding Corp.	1,290	6,192
Myers Industries, Inc.	391	6,107
TPC Group, Inc.*	148	6,040
Golden Star Resources Ltd.*	3,031	5,971
Materion Corp.	243	5,783
Neenah Paper, Inc.	186	5,327
Tredegar Corp.	286	5,074
Horsehead Holding Corp.*	514	4,801
Wausau Paper Corp.	510	4,723
Headwaters, Inc.*	714	4,698
Hawkins, Inc.	103	4,280
Century Aluminum Co.*	598	4,276
Zep, Inc.	274	4,143
Paramount Gold and Silver Corp.*	1,531	4,072
OMNOVA Solutions, Inc.*	537	4,065
Ferro Corp.*	1,017	3,488
Landec Corp.*	302	3,458
AEP Industries, Inc.*	52	3,151
Universal Stainless & Alloy*	83	3,083
FutureFuel Corp.	222	2,688
ADA-ES, Inc.*	110	2,597
Noranda Aluminum Holding Corp.	388	2,596
Zoltek Companies, Inc.*	333	2,561
General Moly, Inc.*	779	2,469
Vista Gold Corp.*	680	2,468
AM Castle & Co.*	196	2,448
Midway Gold Corp.*	1,486	2,437
Arabian American Development Co.*	230	2,252
Gold Reserve, Inc. — Class A*	620	2,009
Spartech Corp.*	360	1,926
Metals USA Holdings Corp.*	140	1,872
US Silica Holdings, Inc.*	135	1,831
Olympic Steel, Inc.	107	1,806
Golden Minerals Co.*	333	1,738
KMG Chemicals, Inc.	93	1,721
Chase Corp.	78	1,433
US Antimony Corp.*	630	1,229
UFP Technologies, Inc.*	60	1,055
Revett Minerals, Inc.*	295	1,050
Handy & Harman Ltd.*	67	990
United States Lime & Minerals, Inc.*	18	868
GSE Holding, Inc.*	96	754
Total Materials		708,737
Utilities - 1.7%
Cleco Corp.	716	30,059
Piedmont Natural Gas Company, Inc.	832	27,024
IDACORP, Inc.	582	25,183
WGL Holdings, Inc.	600	24,150
Southwest Gas Corp.	545	24,089
Portland General Electric Co.	883	23,876
GenOn Energy, Inc.*	9,050	22,896
New Jersey Resources Corp.	494	22,586
UIL Holdings Corp.	594	21,301
Atlantic Power Corp.	1,335	19,972
PNM Resources, Inc.	941	19,789
UNS Energy Corp.	470	19,674
South Jersey Industries, Inc.	365	19,319
ALLETE, Inc.	443	18,491
Black Hills Corp.	518	18,426
Avista Corp.	691	17,786
El Paso Electric Co.	477	16,337
NorthWestern Corp.	427	15,470
Northwest Natural Gas Co.	313	15,412
MGE Energy, Inc.	276	14,625
CH Energy Group, Inc.	178	11,607
Laclede Group, Inc.	265	11,395
Empire District Electric Co.	491	10,581
Otter Tail Corp.	426	10,164
American States Water Co.	222	9,862
California Water Service Group	491	9,157
Chesapeake Utilities Corp.	112	5,304
Unitil Corp.	161	4,382
SJW Corp.	169	4,286
Ormat Technologies, Inc.	209	3,919
Middlesex Water Co.	191	3,660
Connecticut Water Service, Inc.	102	3,254
York Water Co.	156	2,861
Artesian Resources Corp. — Class A	90	2,091
Cadiz, Inc.*	160	1,554
Delta Natural Gas Company, Inc.	80	1,549
Consolidated Water Company Ltd.	169	1,398
Genie Energy Ltd. — Class B	178	1,276
American DG Energy, Inc.*	290	751
Total Utilities		515,516
Consumer Staples - 1.6%
United Natural Foods, Inc.*	577	33,725
Hain Celestial Group, Inc.*	425	26,774
Darling International, Inc.*	1,381	25,257
Casey's General Stores, Inc.	441	25,200
TreeHouse Foods, Inc.*	420	22,050
Harris Teeter Supermarkets, Inc.	517	20,081
B&G Foods, Inc. — Class A	564	17,095
PriceSmart, Inc.	217	16,431
Lancaster Colony Corp.	217	15,895
Universal Corp.	277	14,105
Elizabeth Arden, Inc.*	295	13,935
Snyders-Lance, Inc.	520	13,000
Sanderson Farms, Inc.	269	11,936
Fresh Del Monte Produce, Inc.	460	11,776
Spectrum Brands Holdings, Inc.	276	11,042
Vector Group Ltd.	659	10,939
Boston Beer Company, Inc. — Class A*	93	10,413

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
COMMON STOCKS† - 45.4% (continued)
Consumer Staples - 1.6% (continued)
WD-40 Co.	190	$10,002
Post Holdings, Inc.*	330	9,920
Prestige Brands Holdings, Inc.*	584	9,905
J&J Snack Foods Corp.	169	9,689
Rite Aid Corp.*	7,730	9,044
Smart Balance, Inc.*	702	8,480
Andersons, Inc.	225	8,474
Cal-Maine Foods, Inc.	173	7,775
Tootsie Roll Industries, Inc.	272	7,339
SUPERVALU, Inc.[1]	2,490	6,001
Star Scientific, Inc.*	1,707	5,906
Dole Food Company, Inc.*	415	5,822
Central Garden and Pet Co. — Class A*	461	5,569
Weis Markets, Inc.	131	5,545
Susser Holdings Corp.*	138	4,991
Diamond Foods, Inc.	260	4,893
Medifast, Inc.*	172	4,498
Chiquita Brands International, Inc.*	535	4,087
Harbinger Group, Inc.*	479	4,038
Pantry, Inc.*	275	4,001
Coca-Cola Bottling Company Consolidated	58	3,949
Spartan Stores, Inc.	251	3,843
Village Super Market, Inc. — Class A	101	3,713
Schiff Nutrition International, Inc.*	153	3,701
Pilgrim's Pride Corp.*	708	3,618
Calavo Growers, Inc.	142	3,550
Inter Parfums, Inc.	192	3,514
USANA Health Sciences, Inc.*	73	3,392
Alliance One International, Inc.*	1,021	3,298
Seneca Foods Corp. — Class A*	107	3,195
Nash Finch Co.	140	2,859
Annie's, Inc.*	60	2,690
Ingles Markets, Inc. — Class A	144	2,354
Chefs' Warehouse, Inc.*	140	2,293
Central European Distribution Corp.*	772	2,200
Arden Group, Inc. — Class A	22	2,134
Nature's Sunshine Products, Inc.	130	2,124
National Beverage Corp.*	135	2,047
Revlon, Inc. — Class A*	129	1,992
Limoneira Co.	92	1,696
Nutraceutical International Corp.*	103	1,623
Female Health Co.	224	1,602
Omega Protein Corp.*	229	1,571
Oil-Dri Corporation of America	64	1,481
Roundy's, Inc.	231	1,398
Orchids Paper Products Co.	70	1,263
Griffin Land & Nurseries, Inc.	35	1,181
John B Sanfilippo & Son, Inc.*	90	1,172
Alico, Inc.	37	1,156
Craft Brew Alliance, Inc.*	121	950
Synutra International, Inc.*	199	919
Westway Group, Inc.*	140	867
Inventure Foods, Inc.*	150	854
Farmer Bros Co.*	82	780
Lifeway Foods, Inc.	59	561
Total Consumer Staples		511,173
Telecommunication Services - 0.3%
Cincinnati Bell, Inc.*	2,304	13,133
Cogent Communications Group, Inc.	545	12,529
Consolidated Communications Holdings, Inc.	499	8,578
Premiere Global Services, Inc.*	593	5,544
8x8, Inc.*	827	5,425
Shenandoah Telecommunications Co.	276	4,858
Atlantic Tele-Network, Inc.	106	4,556
magicJack VocalTec Ltd.*	180	4,415
Leap Wireless International, Inc.*	624	4,256
General Communication, Inc. — Class A*	434	4,253
Iridium Communications, Inc.*	580	4,246
Vonage Holdings Corp.*	1,857	4,234
USA Mobility, Inc.	275	3,264
Cbeyond, Inc.*	319	3,145
Neutral Tandem, Inc.*	329	3,086
NTELOS Holdings Corp.	174	3,022
inContact, Inc.*	359	2,341
Hawaiian Telcom Holdco, Inc.*	130	2,305
Towerstream Corp.*	564	2,290
Primus Telecommunications Group, Inc.	140	2,138
IDT Corp. — Class B	181	1,859
Fairpoint Communications, Inc.*	240	1,814
HickoryTech Corp.	164	1,735
ORBCOMM, Inc.*	421	1,575
Boingo Wireless, Inc.*	187	1,485
Lumos Networks Corp.	174	1,368
Total Telecommunication Services		107,454
Total Common Stocks
(Cost $11,381,953)		14,103,215
WARRANT†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13*	47	–
Total Warrant
(Cost $–)		–
RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12*	158	126
Green Bankshares, Inc.
Expires 09/30/20*	140	–
Total Rights
(Cost $249)		126

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Shares	Value
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	100	$1,744
Total Closed-End Funds
(Cost $1,612)		1,744

	Face Amount
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	177
Total Corporate Bonds
(Cost $0)		177
REPURCHASE AGREEMENTS††,2 - 100.9%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	30,723,119	30,723,119
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[3]	651,193	651,193
Total Repurchase Agreements
(Cost $31,374,312)		31,374,312
SECURITIES LENDING COLLATERAL††,4 - 0.0%
RBS Securities, Inc. issued 09/28/12 at 0.24% due 10/01/12	5,871	5,871
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 09/28/12 at 0.15% due 10/01/12	5,778	5,778
Total Securities Lending Collateral
(Cost $11,649)		11,649
Total Investments - 146.3%
(Cost $42,769,775)		$45,491,223
Other Assets & Liabilities, net - (46.3)%		(14,397,381)
Total Net Assets - 100.0%		$31,093,842

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $28,779,900)	345	$(82,822)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2012 Russell 2000 Index Swap, Terminating 10/29/12[5] (Notional Value $5,138,401)	6,136	$19,812
Credit Suisse Capital, LLC October 2012 Russell 2000 Index Swap, Terminating 10/31/12[5] (Notional Value $6,650,252)	7,941	(3,205)
Barclays Bank plc October 2012 Russell 2000 Index Swap, Terminating 10/31/12[5] (Notional Value $7,259,849)	8,669	(51,651)
(Total Notional Value $19,048,502)		$(35,044)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at September 30, 2012 - See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[4]	Securities lending collateral - See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 53.8%
Mizuho Financial Group, Inc. issued 09/28/12 at 0.17% due 10/01/12	$13,276,726	$13,276,726
Credit Suisse Group issued 09/28/12 at 0.12% due 10/01/12[2]	6,994,660	6,994,660
Total Repurchase Agreements
(Cost $20,271,386)		20,271,386
Total Investments - 53.8%
(Cost $20,271,386)		$20,271,386
Other Assets & Liabilities, net - 46.2%		17,414,783
Total Net Assets - 100.0%		$37,686,169

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $5,922,820)	71	$55,606

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2012 Russell 2000 Index Swap, Terminating 10/31/12[3] (Notional Value $37,379,093)	44,634	$254,466
Barclays Bank plc October 2012 Russell 2000 Index Swap, Terminating 10/31/12[3] (Notional Value $398,856)	476	2,902
Goldman Sachs International October 2012 Russell 2000 Index Swap, Terminating 10/29/12[3] (Notional Value $31,536,500)	37,658	(9,414)
(Total Notional Value $69,314,449)		$247,954

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
S&P 500 2x Strategy Fund	$56,492,189	$7,398	$18,403,515	$33,152	$–	$74,936,254
Inverse S&P 500 2x Strategy Fund	–	226,736	68,960,716	513,204	–	69,700,656
NASDAQ-100® 2x Strategy Fund	242,318,926	–	50,734,880	445,617	–	293,499,423
Inverse NASDAQ-100® 2x Strategy Fund	–	348,401	47,933,108	375,583	–	48,657,092
Dow 2x Strategy Fund	48,972,425	18,129	4,825,621	6,430	–	53,822,605
Inverse Dow 2x Strategy Fund	–	13,519	10,702,205	64,350	–	10,780,074
Russell 2000® 2x Strategy Fund	14,104,959	–	31,386,264	19,812	–	45,511,035
Inverse Russell 2000® 2x Strategy Fund	–	55,606	20,271,386	257,368	–	20,584,360
Liabilities
S&P 500 2x Strategy Fund	$–	$–	$–	$402,212	$–	$402,212
Inverse S&P 500 2x Strategy Fund	–	–	–	70,007	–	70,007
NASDAQ-100® 2x Strategy Fund	–	395,629	–	1,944,694	–	2,340,323
Inverse NASDAQ-100® 2x Strategy Fund	–	–	–	40,745	–	40,745
Dow 2x Strategy Fund	–	–	–	96,030	–	96,030
Inverse Dow 2x Strategy Fund	–	–	–	1,317	–	1,317
Russell 2000® 2x Strategy Fund	–	82,822	–	54,856	–	137,678
Inverse Russell 2000® 2x Strategy Fund	–	–	–	9,414	–	9,414

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2012, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.17%			0.00%
Due 10/01/12	$151,866,186	$151,868,338	11/15/12 - 07/25/13	$155,086,600	$154,903,588

Credit Suisse Group			U.S. Treasury Note
0.12%			1.25%
Due 10/01/12	55,802,177	55,802,735	03/15/14	56,034,300	56,918,301

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 100% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of U.S. Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2012, the following Funds participated in securities lending and received cash collateral in the form of repurchase agreements:

	Value of	Cash
Fund	Securities Loaned	Collateral
S&P 500 2x Strategy Fund	$55,880	$59,325
NASDAQ 100® 2x Strategy Fund	455,034	481,175
Russell 2000® 2x Strategy Fund	10,901	11,649

The following represents a breakdown of the collateral for the repurchase agreements as of September 30, 2012:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.			Freddie Mac Note
0.15%			6.25%
Due 10/01/12	$24,000,000	$24,000,300	07/15/32	$49,137,000	$24,480,054
RBS Securities, Inc.			Freddie Mac Note
0.24%			2.50%
Due 10/01/12	24,387,000	24,387,488	05/27/16	23,020,000	24,683,885

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The Funds utilized equity futures contracts and equity index swap agreements to gain exposure to their respective benchmarks and for liquidity.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Rydex Dynamic Funds

By (Signature and Title)*                         /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date                     November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                         /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date                     November 26, 2012

By (Signature and Title)*                             /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date                     November 26, 2012

* Print the name and title of each signing officer under his or her signature.